1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.3%)
Aames Mortgage Investment Trust,
Series 2006-1 A4
0.668%, 4/25/36(l)		$160,076	$159,768
Park Place Securities, Inc.
Asset-Backed Pass- Through Certificates,
Series 2005-WHQ2 M2
0.798%, 5/25/35(l)		16,076	16,073
Popular ABS Mortgage Pass-Through Trust,
Series 2005-5 MV1
0.768%, 11/25/35(l)		172,112	171,348
TICP CLO XI Ltd.,
Series 2018-11A E
6.254%, 10/20/31(l)§		1,310,000	1,293,194
Towd Point Mortgage Trust,
Series 2018-3 A2
3.875%, 5/25/58(l)§		345,000	357,913

Total Asset- Backed Securities			1,998,296

Collateralized Mortgage Obligations (0.3%)
Connecticut Avenue Securities Trust,
Series 2018-R07 1M2
2.508%, 4/25/31(l)§		149,656	150,416
FNMA,
Series 2018-C06 1M2
2.108%, 3/25/31(l)		468,608	473,548
Residential Mortgage Loan Trust,
Series 2019-3 A1
2.633%, 9/25/59(l)§		359,458	358,399
TDA CAM FTA,
Series 9 B
0.000%, 4/28/50(l)(m) .	EUR	800,000	779,727

Total Collateralized Mortgage Obligations			1,762,090

Commercial Mortgage-Backed Securities (3.7%)
FREMF Mortgage Trust,
Series 2015-K48 B
3.642%, 8/25/48(l)§		$2,710,000	2,823,413
Series 2017-K61 C
3.687%, 12/25/49(l)§		955,000	970,121
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C
4.718%, 6/15/51(l)		12,000,000	12,337,812
Wells Fargo Commercial Mortgage Trust,
Series 2019-C49 D
3.000%, 3/15/52§		11,154,000	9,743,573

Total Commercial Mortgage- Backed Securities			25,874,919

Convertible Bonds (1.8%)
Communication Services (0.8%)
Media (0.8%)
DISH Network Corp.
3.375%, 8/15/26		6,430,000	5,984,977

Total Communication Services			5,984,977

Health Care (0.5%)
Health Care Equipment & Supplies (0.5%)
Haemonetics Corp.
(Zero Coupon), 3/1/26§		4,030,000	3,356,302

Total Health Care			3,356,302

Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp.
1.500%, 2/1/24(e)		3,450,000	3,435,424

Total Information Technology			3,435,424

Total Convertible Bonds			12,776,703

Corporate Bonds (19.9%)
Consumer Discretionary (0.5%)
Automobiles (0.5%)
General Motors Co.
6.800%, 10/1/27		1,450,000	1,739,566
6.250%, 10/2/43		1,730,000	2,213,365

			3,952,931

Total Consumer Discretionary			3,952,931

Energy (3.0%)
Oil, Gas & Consumable Fuels (3.0%)
Marathon Oil Corp.
6.600%, 10/1/37		11,090,000	14,314,696
Petroleos Mexicanos
7.690%, 1/23/50		7,290,000	6,735,960

			21,050,656

Total Energy			21,050,656

Financials (8.9%)
Banks (3.6%)
Bank of Nova Scotia (The)
(SOFR + 0.55%), 0.599%, 9/15/23(k)		10,895,000	10,919,646
Commonwealth Bank of Australia
(SOFR + 0.40%), 0.449%, 7/7/25(k)§		14,390,000	14,390,410

			25,310,056

Capital Markets (2.4%)
Ares Capital Corp.
4.250%, 3/1/25		1,070,000	1,114,141
Blue Owl Finance LLC
3.125%, 6/10/31§		4,565,000	4,260,415
FS KKR Capital Corp.
4.625%, 7/15/24		2,040,000	2,125,402
Golub Capital BDC, Inc.
2.500%, 8/24/26		4,475,000	4,311,295
Owl Rock Capital Corp.
4.250%, 1/15/26		2,580,000	2,672,452
2.625%, 1/15/27		2,160,000	2,069,203

			16,552,908

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Finance (2.9%)
Capital One Financial Corp.
(SOFR + 0.69%), 0.739%, 12/6/24(k)		$12,580,000	$12,569,200
General Motors Financial Co., Inc.
(SOFR + 1.20%), 1.249%, 11/17/23(k)		7,635,000	7,696,004

			20,265,204

Total Financials			62,128,168

Health Care (0.4%)
Pharmaceuticals (0.4%)
Bausch Health Cos., Inc.
5.000%, 1/30/28§		3,380,000	2,847,650

Total Health Care			2,847,650

Industrials (4.2%)
Aerospace & Defense (3.4%)
Boeing Co. (The)
3.750%, 2/1/50		13,645,000	13,157,978
5.805%, 5/1/50		2,460,000	3,081,506
3.950%, 8/1/59		1,515,000	1,450,692
Embraer Netherlands Finance BV
6.950%, 1/17/28§		5,575,000	6,027,969

			23,718,145

Airlines (0.8%)
Delta Air Lines, Inc.
4.750%, 10/20/28§		5,150,000	5,485,422

Total Industrials			29,203,567

Information Technology (1.7%)
Semiconductors & Semiconductor Equipment (0.3%)
NXP BV
3.400%, 5/1/30§		2,115,000	2,170,915

Technology Hardware, Storage & Peripherals (1.4%)
Dell International LLC
6.020%, 6/15/26		8,510,000	9,654,671

Total Information Technology			11,825,586

Real Estate (1.2%)
Real Estate Management & Development (1.2%)
Country Garden Holdings Co. Ltd.
4.800%, 8/6/30(m)		10,630,000	8,397,700

Total Real Estate			8,397,700

Total Corporate Bonds			139,406,258

Foreign Government Securities (31.1%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	136,210,000	34,984,932
Buoni Poliennali del Tesoro
1.700%, 9/1/51(m)	EUR	29,240,000	30,193,125
Mex Bonos Desarr Fix Rt
Series M
8.000%, 11/7/47	MXN	1,475,400,000	71,546,493
Notas do Tesouro Nacional
10.000%, 1/1/31	BRL	124,050,000	21,572,724
Republic of Korea
Series 5103
1.875%, 3/10/51	KRW	20,710,000,000	14,855,500
Republic of Poland
Series 1023
4.000%, 10/25/23	PLN	106,565,000	26,291,648
Titulos de Tesoreria
Series B
7.000%, 3/26/31	COP	82,000,000,000	18,258,249

Total Foreign Government Securities			217,702,671

U.S. Treasury Obligations (36.4%)
U.S. Treasury Bonds
2.000%, 8/15/51		$15,180,000	14,849,382
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.239%, 1/31/23(k)		94,060,000	94,143,996
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 0.219%, 7/31/23(k)		70,905,000	70,966,900
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 0.225%, 10/31/23(k)		74,350,000	74,437,956

Total U.S. Treasury Obligations			254,398,234

Total Long-Term Debt Securities (93.5%) (Cost $669,095,848)			653,919,171

	Number of Shares
SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares		7,320,177	7,323,105

	Principal Amount
U.S. Treasury Obligation (2.8%)
U.S. Treasury Bills
0.08%, 3/24/22(p)		$19,455,000	19,452,654

Total Short-Term Investments (3.8%) (Cost $26,776,795)			26,775,759

Total Investments in Securities (97.3%) (Cost $695,872,643)			680,694,930
Other Assets Less Liabilities (2.7%)			19,193,072

Net Assets (100%)			$699,888,002

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2022, the market value of these securities amounted to $54,236,112 or 7.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2022, the market value of these securities amounted to $39,370,552 or 5.6% of net assets.

(p)	Yield to maturity.

Glossary:

BRL — Brazilian Real

CAD — Canadian Dollar

CDX — Credit Default Swap Index

CHF — Swiss Franc

CLICP — Chile Indice de Camara Promedio Interbank Overnight Index

CLP — Chilean Peso

CLO — Collateralized Loan Obligation

COP — Colombian Peso

EUR — European Currency Unit

FNMA — Federal National Mortgage Association

GBP — British Pound

KRW — Korean (South) Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

OTC — Over- the-counter

PEN — Peruvian Sol

PLN — Polish Zloty

RUB — Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

SOFR — Secured Overnight Financing Rate

THB — Thailand Baht

USCPI — United States Consumer Price Index

USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	2.1%
Brazil	3.9
Canada	1.6
Cayman Islands	0.2
China	1.5
Colombia	2.6
Italy	4.3
Mexico	11.2
Peru	5.0
Poland	3.8
South Korea	2.1
Spain	0.1
United States	58.9
Cash and Other	2.7

100.0%

Futures contracts outstanding as of January 31, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Ultra Bond	404	3/2022	USD	76,330,750	(264,210)

					(264,210)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

Forward Foreign Currency Contracts outstanding as of January 31, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	55,863,971	NZD	79,520,000	Goldman Sachs Bank USA	2/8/2022	3,543,491
USD	14,462,243	NZD	21,200,000	HSBC Bank plc	2/8/2022	513,624
SGD	2,270,000	USD	1,676,409	HSBC Bank plc	2/10/2022	3,775
USD	42,027,994	SGD	56,510,000	Morgan Stanley	2/10/2022	201,048
USD	55,777,000	KRW	66,080,000,000	Citibank NA**	2/11/2022	976,327
CAD	18,800,000	USD	14,784,593	HSBC Bank plc	2/14/2022	5,062
USD	15,535,933	CAD	19,330,000	HSBC Bank plc	2/14/2022	329,335
MXN	281,200,000	USD	13,262,587	Goldman Sachs Bank USA	2/24/2022	323,661
MXN	68,500,000	USD	3,232,718	JPMorgan Chase Bank	2/24/2022	76,876
USD	14,666,064	MXN	301,700,000	Morgan Stanley	2/24/2022	89,354
GBP	10,350,000	USD	13,811,040	HSBC Bank plc	2/25/2022	106,718
GBP	14,570,000	USD	19,442,208	Morgan Stanley	2/25/2022	150,230
USD	33,630,038	GBP	24,920,000	Citibank NA	2/25/2022	119,842
THB	51,400,000	USD	1,538,692	HSBC Bank plc	3/1/2022	4,861
THB	458,600,000	USD	13,717,807	JPMorgan Chase Bank	3/1/2022	54,048
USD	773,075	THB	25,700,000	National Australia Bank Ltd.	3/1/2022	1,299
CLP	3,700,000,000	USD	4,358,992	HSBC Bank plc**	3/4/2022	244,687
THB	99,100,000	USD	2,920,934	HSBC Bank plc	3/9/2022	55,042
NOK	122,900,000	USD	13,715,752	HSBC Bank plc	3/10/2022	94,055
NOK	189,080,000	USD	21,084,677	JPMorgan Chase Bank	3/10/2022	161,527
NOK	123,100,000	USD	13,697,106	Morgan Stanley	3/10/2022	135,175
USD	758,303	NOK	6,600,000	Barclays Bank plc	3/10/2022	16,686
USD	27,261,547	NOK	239,400,000	HSBC Bank plc	3/10/2022	361,075
USD	1,260,586	CHF	1,150,000	Barclays Bank plc	3/11/2022	18,362
USD	70,582,503	CHF	65,190,000	Goldman Sachs Bank USA	3/11/2022	164,577
USD	13,718,298	CHF	12,660,000	HSBC Bank plc	3/11/2022	43,027
RUB	1,104,000,000	USD	14,067,278	Citibank NA**	3/16/2022	67,740
USD	34,176,008	KRW	40,670,000,000	Citibank NA**	3/21/2022	476,398
CLP	57,260,000,000	USD	68,170,128	HSBC Bank plc**	4/8/2022	2,700,116
BRL	114,280,000	USD	20,254,152	HSBC Bank plc**	4/19/2022	840,113
EUR	30,940,000	USD	34,782,067	JPMorgan Chase Bank	4/26/2022	48,248
USD	50,581,402	EUR	44,550,000	Citibank NA	4/26/2022	429,801

Total unrealized appreciation						12,356,180

NZD	49,830,000	USD	33,830,789	Goldman Sachs Bank USA	2/8/2022	(1,044,956)
NZD	50,890,000	USD	34,667,652	JPMorgan Chase Bank	2/8/2022	(1,184,387)
SGD	55,660,000	USD	41,367,060	Barclays Bank plc	2/10/2022	(169,258)
USD	1,049,128	SGD	1,420,000	JPMorgan Chase Bank	2/10/2022	(1,911)
KRW	66,080,000,000	USD	56,567,593	Citibank NA**	2/11/2022	(1,766,921)
CAD	530,000	USD	423,880	Goldman Sachs Bank USA	2/14/2022	(6,938)
USD	51,998,102	MXN	1,095,600,000	Citibank NA	2/24/2022	(936,084)
USD	19,878,569	MXN	428,900,000	Goldman Sachs Bank USA	2/24/2022	(843,841)
USD	828,114	MXN	17,200,000	JPMorgan Chase Bank	2/24/2022	(2,909)
USD	21,020,407	GBP	15,720,000	JPMorgan Chase Bank	2/25/2022	(118,449)
USD	4,551,046	CLP	3,700,000,000	HSBC Bank plc**	3/4/2022	(52,634)
KRW	21,850,000,000	USD	18,313,483	Citibank NA**	3/21/2022	(208,333)
USD	9,011,983	CLP	7,370,000,000	HSBC Bank plc**	4/8/2022	(109,807)
SEK	183,400,000	USD	20,547,087	HSBC Bank plc	4/14/2022	(862,264)
THB	561,200,000	USD	16,862,981	JPMorgan Chase Bank	4/25/2022	(6,711)
PLN	168,380,000	USD	41,381,276	Citibank NA	4/26/2022	(379,846)
USD	18,524,439	COP	74,170,000,000	JPMorgan Chase Bank**	4/29/2022	(62,489)

Total unrealized depreciation						(7,757,738)

Net unrealized appreciation						4,598,442

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of January 31, 2022 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index Series 37-V1	5.00	Quarterly	12/20/2026	3.38	USD 52,180,000	3,598,402	313,649	3,912,051

Total Centrally Cleared Credit default swap contracts outstanding						3,598,402	313,649	3,912,051

OTC Inflation-linked swap contracts outstanding as of January 31, 2022 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)
1 month USCPI	2.40% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	65,250,000	(4,421,939)
1 month USCPI	2.56% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	53,400,000	(3,080,860)

								(7,502,799)

OTC Interest rate swap contracts outstanding as of January 31, 2022 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)
1 day SOFR	1.17% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	75,600,000	2,187,141
1 day SOFR	1.37% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	61,250,000	596,339
1 day CLICP	5.57% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank**	11/2/2031	CLP	11,050,000,000	99,435

								2,882,915

**	Non-deliverable interest rate swap.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,998,296	$—	$1,998,296
Centrally Cleared Credit Default Swaps	—	313,649	—	313,649
Collateralized Mortgage Obligations	—	1,762,090	—	1,762,090
Commercial Mortgage-Backed Securities	—	25,874,919	—	25,874,919
Convertible Bonds
Communication Services	—	5,984,977	—	5,984,977
Health Care	—	3,356,302	—	3,356,302
Information Technology	—	3,435,424	—	3,435,424
Corporate Bonds
Consumer Discretionary	—	3,952,931	—	3,952,931
Energy	—	21,050,656	—	21,050,656
Financials	—	62,128,168	—	62,128,168
Health Care	—	2,847,650	—	2,847,650
Industrials	—	29,203,567	—	29,203,567
Information Technology	—	11,825,586	—	11,825,586
Real Estate	—	8,397,700	—	8,397,700
Foreign Government Securities	—	217,702,671	—	217,702,671
Forward Currency Contracts	—	12,356,180	—	12,356,180
OTC Interest Rate Swaps	—	2,882,915	—	2,882,915
Short-Term Investments
Investment Company	7,323,105	—	—	7,323,105
U.S. Treasury Obligation	—	19,452,654	—	19,452,654
U.S. Treasury Obligations	—	254,398,234	—	254,398,234

Total Assets	$7,323,105	$688,924,569	$—	$696,247,674

Liabilities:
Forward Currency Contracts	$—	$(7,757,738)	$—	$(7,757,738)
Futures	(264,210)	—	—	(264,210)
OTC Inflation-linked Swaps	—	(7,502,799)	—	(7,502,799)

Total Liabilities	$(264,210)	$(15,260,537)	$—	$(15,524,747)

Total	$7,058,895	$673,664,032	$—	$680,722,927

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,611,300
Aggregate gross unrealized depreciation	(31,426,907)

Net unrealized depreciation	$(13,815,607)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$698,136,936

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.5%)
GSAA Home Equity Trust,
Series 2007-9 A2A
6.500%, 8/25/47	$322,165	$234,845
Lehman ABS Mortgage Loan Trust,
Series 2007-1 2A4
0.408%, 6/25/37(l)§	406,016	333,162
Long Beach Mortgage Loan Trust,
Series 2006-7 1A
0.263%, 8/25/36(l)	450,261	278,639
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE2 A1
0.238%, 1/25/37(l)§	921,748	445,880
Tricon Residential Trust,
Series 2021-SFR1 E1
2.794%, 7/17/38§	400,000	388,426

Total Asset- Backed Securities		1,680,952

Collateralized Mortgage Obligations (8.5%)
Alternative Loan Trust,
Series 2007-9T1 2A1
6.000%, 5/25/37	1,368,039	871,366
Banc of America Alternative Loan Trust,
Series 2006-5 CB14
6.000%, 6/25/46(l)	158,532	156,645
CHL Mortgage Pass- Through Trust,
Series 2006-20 1A33
6.000%, 2/25/37	444,198	301,793
Series 2006-OA5 2A1
0.508%, 4/25/46(l)	555,502	483,644
FHLMC,
Series 379 C1
1.500%, 1/25/51IO	187,497	18,190
Series 3998 AZ
4.000%, 2/15/42	1,196,879	1,262,888
FNMA,
Series 2013-5 EZ
2.000%, 8/25/42	260,495	252,841
Series 2018-21 PO
(Zero Coupon), 4/25/48 PO	101,265	90,922
Series 2021-48 NS
3.600%, 8/25/51IO(l)	141,265	16,068
GNMA,
Series 2020-115 IG
2.500%, 8/20/50IO	137,456	17,851
Series 2020-175 GI
2.000%, 11/20/50IO	120,442	13,010
Series 2020-188 IO
2.000%, 12/20/50IO	168,334	17,907
Series 2021-117 ID
3.500%, 6/20/51IO	115,999	12,500
Series 2021-140 IH
2.500%, 8/20/51IO	129,355	19,365
Series 2021-159 IU
3.000%, 9/20/51IO	128,075	18,340
Series 2021-176 SD
2.650%, 9/20/51IO(l)	321,029	13,759
HarborView Mortgage Loan Trust,
Series 2005-8 1A2A
0.764%, 9/19/35(l)	345,336	280,458
New Residential Mortgage Loan Trust,
Series 2016-1A A1
3.750%, 3/25/56(l)§	209,687	216,620
PMT Credit Risk Transfer Trust,
Series 2019-2R A
2.858%, 5/27/23(l)§	329,414	327,224
Series 2019-3R A
2.808%, 10/27/22(l)§	191,599	191,864
RALI Trust,
Series 2006-QO10 A1
0.428%, 1/25/37(l)	431,175	414,264
Series 2006-QS3 1A10
6.000%, 3/25/36	215,729	210,700
Series 2006-QS4 A10
6.000%, 4/25/36	342,705	333,786
Wells Fargo Mortgage Backed Securities Trust,
Series 2007-AR6 A2
2.541%, 10/25/37(l)	174,655	170,793

Total Collateralized Mortgage Obligations		5,712,798

Commercial Mortgage-Backed Security (0.0%)
GNMA,
Series 2021-164 IO
0.966%, 10/16/63 IO(l)	158,062	13,444
Series 2021-218 IO
0.961%, 10/16/61 IO(l)	145,770	12,939

Total Commercial Mortgage- Backed Security		26,383

Corporate Bonds (13.5%)
Communication Services (1.1%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.500%, 9/15/53	28,000	26,637
3.550%, 9/15/55	70,000	66,087
CCO Holdings LLC
4.750%, 2/1/32§	20,000	19,581
4.250%, 1/15/34§	20,000	18,500
Frontier Communications Holdings LLC
5.875%, 10/15/27§	10,000	10,297
5.000%, 5/1/28§	20,000	19,772
6.000%, 1/15/30§	20,000	19,304
Lumen Technologies, Inc.
5.125%, 12/15/26§	30,000	30,197
4.000%, 2/15/27§	25,000	23,981
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 1.256%, 5/15/25(k)	55,000	56,080

		290,436

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	25,000	24,812
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	30,000	32,290

		57,102

See Notes to Portfolio of Investments.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Media (0.5%)
Cengage Learning, Inc.
9.500%, 6/15/24§	$25,000	$25,042
Charter Communications Operating LLC
4.908%, 7/23/25	95,000	102,224
Clear Channel Outdoor Holdings, Inc.
7.500%, 6/1/29§	20,000	20,725
Comcast Corp.
3.400%, 4/1/30	50,000	52,786
Diamond Sports Group LLC
5.375%, 8/15/26§	15,000	6,900
Directv Financing LLC
5.875%, 8/15/27§	20,000	20,000
DISH DBS Corp.
5.750%, 12/1/28§	20,000	19,113
5.125%, 6/1/29	20,000	17,450
Scripps Escrow, Inc.
5.875%, 7/15/27§	30,000	30,750
Sirius XM Radio, Inc.
4.125%, 7/1/30§	35,000	33,346
Univision Communications, Inc.
4.500%, 5/1/29§	20,000	19,725

		348,061

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
2.250%, 2/15/26	55,000	52,869
3.375%, 4/15/29§	5,000	4,881
3.375%, 4/15/29	10,000	9,793
2.875%, 2/15/31	10,000	9,400

		76,943

Total Communication Services		772,542

Consumer Discretionary (1.8%)
Auto Components (0.2%)
American Axle & Manufacturing, Inc.
5.000%, 10/1/29	30,000	27,719
Clarios Global LP
6.250%, 5/15/26§	13,000	13,390
Dealer Tire LLC
8.000%, 2/1/28§	15,000	15,263
Goodyear Tire & Rubber Co. (The)
5.250%, 7/15/31§	35,000	35,186
Icahn Enterprises LP
5.250%, 5/15/27	25,000	25,180

		116,738

Automobiles (0.0%)
Ford Motor Co.
3.250%, 2/12/32	35,000	33,443

Diversified Consumer Services (0.0%)
Metis Merger Sub LLC
6.500%, 5/15/29§	45,000	42,919

Hotels, Restaurants & Leisure (1.0%)
Boyne USA, Inc.
4.750%, 5/15/29§	60,000	60,150
Caesars Entertainment, Inc.
4.625%, 10/15/29§	20,000	19,109
Carnival Corp.
5.750%, 3/1/27§	90,000	86,400
Cedar Fair LP
5.250%, 7/15/29	25,000	24,938
Expedia Group, Inc.
5.000%, 2/15/26	50,000	54,559
3.250%, 2/15/30	50,000	49,768
Fertitta Entertainment LLC
6.750%, 1/15/30§	30,000	29,010
Golden Nugget, Inc.
6.750%, 10/15/24§	45,000	45,004
Marriott International, Inc.
Series R
3.125%, 6/15/26	55,000	56,166
McDonald’s Corp.
3.600%, 7/1/30	55,000	58,997
MGM Resorts International
6.750%, 5/1/25	45,000	46,575
Midwest Gaming Borrower LLC
4.875%, 5/1/29§	20,000	19,540
Premier Entertainment Sub LLC
5.625%, 9/1/29§	30,000	28,209
5.875%, 9/1/31§	30,000	28,200
Scientific Games International, Inc.
7.250%, 11/15/29§	20,000	21,638
Viking Cruises Ltd.
5.875%, 9/15/27§	55,000	50,050

		678,313

Household Durables (0.1%)
Mattamy Group Corp.
4.625%, 3/1/30§	35,000	34,387
SWF Escrow Issuer Corp.
6.500%, 10/1/29§	30,000	27,900

		62,287

Multiline Retail (0.2%)
Dollar Tree, Inc.
4.000%, 5/15/25	105,000	110,739

Specialty Retail (0.3%)
At Home Group, Inc.
7.125%, 7/15/29§	10,000	9,338
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32	50,000	48,948
Michaels Cos., Inc. (The)
5.250%, 5/1/28§	20,000	19,184
Sonic Automotive, Inc.
4.625%, 11/15/29§	45,000	43,931
SRS Distribution, Inc.
4.625%, 7/1/28§	30,000	29,062
Staples, Inc.
7.500%, 4/15/26§	15,000	14,794
Victoria’s Secret & Co.
4.625%, 7/15/29§	40,000	38,457

		203,714

Total Consumer Discretionary		1,248,153

Consumer Staples (1.1%)
Beverages (0.3%)
Anheuser-Busch Cos. LLC
4.900%, 2/1/46	45,000	53,427
Constellation Brands, Inc.
3.150%, 8/1/29	90,000	91,591

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	$20,000	$19,238
Triton Water Holdings, Inc.
6.250%, 4/1/29§	45,000	42,075

		206,331

Food & Staples Retailing (0.3%)
Performance Food Group, Inc.
5.500%, 10/15/27§	35,000	35,431
4.250%, 8/1/29§	20,000	18,725
Sysco Corp.
5.950%, 4/1/30	44,000	53,389
United Natural Foods, Inc.
6.750%, 10/15/28§	25,000	26,495
US Foods, Inc.
4.625%, 6/1/30§	45,000	43,762

		177,802

Food Products (0.3%)
Kraft Heinz Foods Co.
5.000%, 7/15/35	11,000	12,506
5.200%, 7/15/45	35,000	40,512
Post Holdings, Inc.
5.500%, 12/15/29§	10,000	10,250
4.625%, 4/15/30§	30,000	28,913
Smithfield Foods, Inc.
4.250%, 2/1/27§	90,000	94,646

		186,827

Household Products (0.1%)
Energizer Holdings, Inc.
4.750%, 6/15/28§	35,000	33,950
Kronos Acquisition Holdings, Inc.
5.000%, 12/31/26§	30,000	28,125
7.000%, 12/31/27§	20,000	18,250

		80,325

Personal Products (0.0%)
Coty, Inc.
5.000%, 4/15/26§	20,000	20,050

Tobacco (0.1%)
Altria Group, Inc.
4.450%, 5/6/50	50,000	48,471

Total Consumer Staples		719,806

Energy (1.8%)
Energy Equipment & Services (0.3%)
Patterson-UTI Energy, Inc.
3.950%, 2/1/28	60,000	58,135
Transocean Poseidon Ltd.
6.875%, 2/1/27§	32,813	31,664
Transocean, Inc.
11.500%, 1/30/27§	11,000	10,890
USA Compression Partners LP
6.875%, 9/1/27	50,000	51,375
Weatherford International Ltd.
6.500%, 9/15/28§	20,000	20,600

		172,664

Oil, Gas & Consumable Fuels (1.5%)
Antero Midstream Partners LP
5.750%, 3/1/27§	16,000	16,200
Apache Corp.
4.375%, 10/15/28	20,000	20,584
BP Capital Markets America, Inc.
2.939%, 6/4/51	60,000	53,546
Chesapeake Energy Corp.
5.875%, 2/1/29§	30,000	31,216
CNX Resources Corp.
6.000%, 1/15/29§	25,000	25,813
Energy Transfer LP
4.750%, 1/15/26	45,000	48,202
4.200%, 4/15/27	5,000	5,281
EQM Midstream Partners LP
4.750%, 1/15/31§	40,000	38,287
EQT Corp.
7.500%, 2/1/30(e)	15,000	17,854
Hess Midstream Operations LP
5.125%, 6/15/28§	35,000	35,576
4.250%, 2/15/30§	35,000	33,863
Hilcorp Energy I LP
6.250%, 11/1/28§	30,000	31,125
5.750%, 2/1/29§	15,000	15,262
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	40,000	52,888
MEG Energy Corp.
7.125%, 2/1/27§	35,000	36,312
5.875%, 2/1/29§	5,000	5,070
NGL Energy Operating LLC
7.500%, 2/1/26§	40,000	40,325
NuStar Logistics LP
6.375%, 10/1/30	25,000	26,989
Occidental Petroleum Corp.
6.625%, 9/1/30	20,000	23,445
6.125%, 1/1/31	25,000	28,812
6.450%, 9/15/36	15,000	18,113
Parkland Corp.
4.500%, 10/1/29§	25,000	23,975
Peabody Energy Corp.
8.500%, 12/31/24 PIK§	8,184	7,798
Phillips 66
3.300%, 3/15/52	55,000	51,262
Pioneer Natural Resources Co.
1.900%, 8/15/30	55,000	50,577
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	55,000	60,493
Southwestern Energy Co.
5.375%, 2/1/29	20,000	20,250
4.750%, 2/1/32	20,000	19,925
Sunoco LP
6.000%, 4/15/27	15,000	15,375
4.500%, 5/15/29	10,000	9,775
Targa Resources Partners LP
5.500%, 3/1/30	30,000	31,725
TotalEnergies Capital International SA
3.386%, 6/29/60	55,000	54,106
Venture Global Calcasieu Pass LLC
4.125%, 8/15/31§	30,000	30,135
Williams Cos., Inc. (The)
3.500%, 10/15/51	30,000	28,091

		1,008,250

Total Energy		1,180,914

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (2.4%)
Banks (0.8%)
Bank of America Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36(k)	$55,000	$50,983
Bank of Montreal
(USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32(k)	50,000	52,288
Bank of Nova Scotia (The)
1.625%, 5/1/23	60,000	60,243
3.400%, 2/11/24	35,000	36,265
Citigroup, Inc.
(SOFR + 1.35%), 3.057%, 1/25/33(k)	45,000	45,230
JPMorgan Chase & Co.
(SOFR + 1.26%), 2.963%, 1/25/33(k)	50,000	50,196
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.74%), 0.913%, 3/2/23(k)	65,000	65,314
Santander Holdings USA, Inc.
3.400%, 1/18/23	90,000	91,600
(SOFR + 1.25%), 2.490%, 1/6/28(k)	55,000	54,011
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36(k)	50,000	47,639

		553,769

Capital Markets (0.4%)
Ares Capital Corp.
2.150%, 7/15/26	55,000	53,024
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 0.869%, 9/10/27(k)	105,000	104,119
Morgan Stanley
(SOFR + 1.36%), 2.484%, 9/16/36(k)	100,000	92,620

		249,763

Consumer Finance (0.6%)
American Express Co.
3.400%, 2/22/24	80,000	82,808
Avolon Holdings Funding Ltd.
3.250%, 2/15/27§	85,000	84,227
Discover Financial Services
4.100%, 2/9/27	65,000	68,935
General Motors Financial Co., Inc.
2.400%, 10/15/28	55,000	53,008
Navient Corp.
5.000%, 3/15/27	15,000	14,512
OneMain Finance Corp.
6.625%, 1/15/28	30,000	32,158
Synchrony Financial
2.875%, 10/28/31	105,000	99,752

		435,400

Insurance (0.5%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	20,000	19,726
AmWINS Group, Inc.
4.875%, 6/30/29§	30,000	29,363
Athene Global Funding
(SOFR + 0.56%), 0.609%, 8/19/24(k)§	110,000	109,689
GTCR AP Finance, Inc.
8.000%, 5/15/27§	30,000	30,293
NFP Corp.
6.875%, 8/15/28§	20,000	19,025
Prudential Financial, Inc.
3.905%, 12/7/47	45,000	49,773
Willis North America, Inc.
4.500%, 9/15/28	50,000	54,422

		312,291

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.
5.750%, 11/15/31§	60,000	58,019
PennyMac Financial Services, Inc.
4.250%, 2/15/29§	45,000	40,725

		98,744

Total Financials		1,649,967

Health Care (1.5%)
Biotechnology (0.2%)
AbbVie, Inc.
4.700%, 5/14/45	90,000	104,810

Health Care Equipment & Supplies (0.1%)
Mozart Debt Merger Sub, Inc.
5.250%, 10/1/29§	40,000	38,900
Ortho-Clinical Diagnostics, Inc.
7.250%, 2/1/28§	25,000	26,625

		65,525

Health Care Providers & Services (1.0%)
Anthem, Inc.
2.375%, 1/15/25	50,000	50,664
Centene Corp.
3.000%, 10/15/30	20,000	19,410
2.500%, 3/1/31	85,000	78,634
Cigna Corp.
4.900%, 12/15/48	80,000	99,159
Community Health Systems, Inc.
6.000%, 1/15/29§	30,000	30,510
6.875%, 4/15/29§	30,000	29,681
CVS Health Corp.
5.050%, 3/25/48	65,000	79,781
HCA, Inc.
4.125%, 6/15/29	55,000	58,443
Legacy LifePoint Health LLC
6.750%, 4/15/25§	10,000	10,350
4.375%, 2/15/27§	25,000	24,406

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
ModivCare Escrow Issuer, Inc.
5.000%, 10/1/29§	$10,000	$9,648
Radiology Partners, Inc.
9.250%, 2/1/28§	25,000	24,813
RP Escrow Issuer LLC
5.250%, 12/15/25§	40,000	38,792
Select Medical Corp.
6.250%, 8/15/26§	55,000	56,472
Tenet Healthcare Corp.
6.125%, 10/1/28§	40,000	40,060

		650,823

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
1.215%, 10/18/24	105,000	103,472

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc.
6.125%, 2/1/27§	10,000	10,000
6.250%, 2/15/29§	25,000	21,156
Endo Luxembourg Finance Co. I SARL
6.125%, 4/1/29§	20,000	18,950
Royalty Pharma plc
3.300%, 9/2/40	55,000	51,183

		101,289

Total Health Care		1,025,919

Industrials (1.2%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.950%, 2/1/30	55,000	53,899
Raytheon Technologies Corp.
3.030%, 3/15/52	50,000	46,477
TransDigm, Inc.
6.250%, 3/15/26§	55,000	56,650
5.500%, 11/15/27	30,000	30,113

		187,139

Airlines (0.1%)
American Airlines, Inc.
5.750%, 4/20/29§	40,000	40,900
United Airlines, Inc.
4.625%, 4/15/29§	20,000	19,825

		60,725

Building Products (0.1%)
Griffon Corp.
5.750%, 3/1/28	50,000	49,875
Owens Corning
4.400%, 1/30/48	50,000	55,067

		104,942

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC
6.625%, 7/15/26§	20,000	20,497
9.750%, 7/15/27§	40,000	42,300
Garda World Security Corp.
6.000%, 6/1/29§	35,000	32,802
Madison IAQ LLC
4.125%, 6/30/28§	25,000	23,750
5.875%, 6/30/29§	20,000	18,446
WASH Multifamily Acquisition, Inc.
5.750%, 4/15/26§	30,000	30,300

		168,095

Construction & Engineering (0.2%)
Pike Corp.
5.500%, 9/1/28§	65,000	63,314
Quanta Services, Inc.
2.350%, 1/15/32	55,000	51,025

		114,339

Road & Rail (0.2%)
CSX Corp.
3.800%, 11/1/46	45,000	47,839
First Student Bidco, Inc.
4.000%, 7/31/29§	25,000	23,688
NESCO Holdings II, Inc.
5.500%, 4/15/29§	5,000	4,972
Penske Truck Leasing Co. LP
4.200%, 4/1/27§	50,000	53,881
Uber Technologies, Inc.
4.500%, 8/15/29§	20,000	19,350

		149,730

Trading Companies & Distributors (0.1%)
Air Lease Corp.
1.875%, 8/15/26	55,000	52,620

Total Industrials		837,590

Information Technology (0.7%)
Communications Equipment (0.1%)
Avaya, Inc.
6.125%, 9/15/28§	20,000	20,466
CommScope, Inc.
4.750%, 9/1/29§	25,000	23,948

		44,414

IT Services (0.2%)
Arches Buyer, Inc.
4.250%, 6/1/28§	25,000	23,489
Western Union Co. (The)
2.750%, 3/15/31	115,000	110,262

		133,751

Semiconductors & Semiconductor Equipment (0.2%)
NXP BV
3.875%, 6/18/26§	105,000	110,997
Qorvo, Inc.
1.750%, 12/15/24§	20,000	19,698

		130,695

Software (0.1%)
Minerva Merger Sub, Inc.
6.500%, 2/15/30§	40,000	39,775
Oracle Corp.
3.600%, 4/1/50	55,000	48,630

		88,405

Technology Hardware, Storage & Peripherals (0.1%)
NetApp, Inc.
1.875%, 6/22/25	55,000	54,570

Total Information Technology		451,835

Materials (0.6%)
Chemicals (0.2%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28§	35,000	34,344
CVR Partners LP
6.125%, 6/15/28§	20,000	20,331
EverArc Escrow SARL
5.000%, 10/30/29§	40,000	38,150
WR Grace Holdings LLC
5.625%, 8/15/29§	40,000	38,600

		131,425

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (0.1%)
Packaging Corp. of America
3.000%, 12/15/29	$50,000	$50,558
WRKCo, Inc.
3.750%, 3/15/25	55,000	57,977

		108,535

Metals & Mining (0.2%)
Arconic Corp.
6.125%, 2/15/28§	40,000	41,498
Glencore Funding LLC
1.625%, 4/27/26§	35,000	33,898
3.375%, 9/23/51§	25,000	22,385
SunCoke Energy, Inc.
4.875%, 6/30/29§	25,000	24,400

		122,181

Paper & Forest Products (0.1%)
Glatfelter Corp.
4.750%, 11/15/29§	45,000	45,357

Total Materials		407,498

Real Estate (0.5%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)
3.000%, 5/18/51	55,000	50,342
Crown Castle International Corp. (REIT)
3.650%, 9/1/27	55,000	57,612
3.300%, 7/1/30	20,000	20,628
Invitation Homes Operating Partnership LP (REIT)
2.700%, 1/15/34	55,000	51,312
Iron Mountain, Inc. (REIT)
4.500%, 2/15/31§	15,000	14,212
Park Intermediate Holdings LLC (REIT)
4.875%, 5/15/29§	25,000	24,688
Welltower, Inc. (REIT)
2.050%, 1/15/29	55,000	52,830

		271,624

Real Estate Management & Development (0.1%)
Realogy Group LLC
7.625%, 6/15/25§	15,000	15,912
5.750%, 1/15/29§	20,000	19,588
5.250%, 4/15/30§	35,000	33,608

		69,108

Total Real Estate		340,732

Utilities (0.8%)
Electric Utilities (0.4%)
Monongahela Power Co.
5.400%, 12/15/43§	55,000	68,026
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	50,000	47,941
NRG Energy, Inc.
3.625%, 2/15/31§	45,000	41,737
Pacific Gas and Electric Co.
1.367%, 3/10/23	50,000	49,536
2.500%, 2/1/31	55,000	50,162
Southern Co. (The)
Series 21-A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51(k)	50,000	48,423

		305,825

Gas Utilities (0.2%)
Brooklyn Union Gas Co. (The)
4.487%, 3/4/49§	40,000	44,110
Ferrellgas LP
5.375%, 4/1/26§	15,000	14,213
Suburban Propane Partners LP
5.000%, 6/1/31§	40,000	39,300
Superior Plus LP
4.500%, 3/15/29§	35,000	34,912

		132,535

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp.
5.125%, 3/15/28§	25,000	24,388
4.625%, 2/1/29§	15,000	14,100

		38,488

Water Utilities (0.1%)
Essential Utilities, Inc.
2.704%, 4/15/30	50,000	49,447

Total Utilities		526,295

Total Corporate Bonds		9,161,251

Mortgage-Backed Securities (4.9%)
FHLMC UMBS
2.000%, 9/1/51	267,354	262,579
2.000%, 11/1/51	840,210	820,788
FNMA UMBS
3.000%, 10/1/46	443,268	457,684
3.000%, 2/1/47	153,051	157,981
4.000%, 5/1/49	263,167	279,184
2.500%, 2/1/51	310,225	310,086
2.500%, 11/1/51	372,549	375,059
2.500%, 12/1/51	59,922	59,970
2.500%, 1/1/52	99,851	99,963
GNMA
2.500%, 10/20/51	271,319	274,358
2.500%, 11/20/51	183,709	185,883

Total Mortgage-Backed Securities		3,283,535

U.S. Treasury Obligations (9.1%)
U.S. Treasury Bonds
2.250%, 5/15/41	260,000	263,370
2.000%, 11/15/41	350,000	340,703
1.250%, 5/15/50	1,210,000	986,526
1.875%, 11/15/51	430,000	408,836
U.S. Treasury Notes
0.125%, 2/28/23	210,000	208,408
0.125%, 3/31/23(t)	570,000	565,027
0.125%, 4/30/23	440,000	435,810
0.875%, 1/31/24	400,000	397,734
1.125%, 1/15/25	680,000	675,219
0.375%, 11/30/25	280,000	267,993
1.500%, 1/31/27	450,000	447,610
0.500%, 6/30/27	370,000	347,982
1.750%, 1/31/29	550,000	550,301
1.375%, 11/15/31	300,000	289,172

Total U.S. Treasury Obligations		6,184,691

Total Long-Term Debt Securities (38.5%) (Cost $26,530,965)		26,049,610

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Interactive Media & Services (2.7%)
Alphabet, Inc., Class A*	387	$1,047,249
Meta Platforms, Inc., Class A*	2,392	749,318

		1,796,567

Media (0.6%)
Comcast Corp., Class A	8,256	412,717

Total Communication Services		2,209,284

Consumer Discretionary (2.4%)
Hotels, Restaurants & Leisure (0.5%)
McDonald’s Corp.	1,227	318,345

Internet & Direct Marketing Retail (1.2%)
Amazon.com, Inc.*	269	804,705

Multiline Retail (0.4%)
Dollar General Corp.	1,448	301,879

Specialty Retail (0.3%)
Ross Stores, Inc.	2,326	227,367

Total Consumer Discretionary		1,652,296

Consumer Staples (2.0%)
Beverages (0.6%)
Constellation Brands, Inc., Class A	1,763	419,153

Food & Staples Retailing (0.3%)
Sysco Corp.	2,629	205,456

Household Products (0.6%)
Procter & Gamble Co. (The)	2,512	403,050

Tobacco (0.5%)
Philip Morris International, Inc.	2,977	306,185

Total Consumer Staples		1,333,844

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Exxon Mobil Corp.	5,129	389,599
Pioneer Natural Resources Co.	1,320	288,935

		678,534

Total Energy		678,534

Financials (3.6%)
Banks (1.3%)
Citigroup, Inc.	7,873	512,690
Truist Financial Corp.	5,999	376,857

		889,547

Capital Markets (1.0%)
Charles Schwab Corp. (The)	4,671	409,647
Intercontinental Exchange, Inc.	2,146	271,812

		681,459

Consumer Finance (0.6%)
American Express Co.	2,171	390,389

Insurance (0.7%)
Aflac, Inc.	4,421	277,727
Markel Corp.*	150	184,911

		462,638

Total Financials		2,424,033

Health Care (3.8%)
Biotechnology (0.4%)
BioMarin Pharmaceutical, Inc.*	1,881	166,713
Vertex Pharmaceuticals, Inc.*	413	100,380

		267,093

Health Care Equipment & Supplies (1.1%)
Alcon, Inc.	3,375	259,132
Boston Scientific Corp.*	11,280	483,912

		743,044

Health Care Providers & Services (1.3%)
Anthem, Inc.	827	364,699
UnitedHealth Group, Inc.	1,127	532,586

		897,285

Pharmaceuticals (1.0%)
AstraZeneca plc (ADR)	6,887	400,892
Roche Holding AG (ADR)	1,933	93,925
Zoetis, Inc.	837	167,224

		662,041

Total Health Care		2,569,463

Industrials (2.2%)
Aerospace & Defense (0.6%)
Boeing Co. (The)*	1,949	390,268

Electrical Equipment (0.8%)
AMETEK, Inc.	1,511	206,660
nVent Electric plc	9,287	321,237

		527,897

Machinery (0.4%)
Fortive Corp.	3,790	267,346

Trading Companies & Distributors (0.4%)
Herc Holdings, Inc.	1,915	307,262

Total Industrials		1,492,773

Information Technology (7.3%)
Communications Equipment (0.5%)
Motorola Solutions, Inc.	1,340	310,800

Electronic Equipment, Instruments & Components (0.3%)
Corning, Inc.	5,565	233,952

IT Services (1.5%)
Fidelity National Information Services, Inc.	2,982	357,602
PayPal Holdings, Inc.*	2,261	388,756
Visa, Inc., Class A	1,295	292,890

		1,039,248

Semiconductors & Semiconductor Equipment (0.7%)
Analog Devices, Inc.	1,382	226,607
Lam Research Corp.	447	263,694

		490,301

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Software (2.9%)
Adobe, Inc.*	618	$330,197
Microsoft Corp.	4,612	1,434,240
Splunk, Inc.*	1,535	190,217

		1,954,654

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	5,238	915,498

Total Information Technology		4,944,453

Materials (0.8%)
Chemicals (0.8%)
DuPont de Nemours, Inc.	3,869	296,366
International Flavors & Fragrances, Inc.	1,585	209,093

		505,459

Total Materials		505,459

Real Estate (0.4%)
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	1,099	276,399

Total Real Estate		276,399

Total Common Stocks (26.8%) (Cost $12,262,202)		18,086,538

INVESTMENT COMPANIES:
Fixed Income (6.4%)
DoubleLine Floating Rate Fund , Class I‡	245,039	2,335,219
DoubleLine Global Bond Fund , Class I‡	207,729	2,006,660

Total Investment Companies (6.4%) (Cost $4,460,293)		4,341,879

SHORT-TERM INVESTMENTS:

	Principal Amount
U.S. Treasury Obligations (27.1%)
U.S. Treasury Bills
0.04%, 2/24/22(p)	$4,000,000	3,999,898
0.16%, 4/21/22(p)(t)	2,000,000	1,999,282
0.34%, 6/16/22(p)	3,500,000	3,495,494
0.49%, 9/8/22(p)	3,400,000	3,389,777
0.63%, 12/1/22(p)	1,500,000	1,492,024
0.72%, 12/29/22(p)	4,000,000	3,973,490

Total U.S. Treasury Obligations		18,349,965

Total Short-Term Investments (27.1%) (Cost $18,380,361)		18,349,965

Total Investments in Securities (98.8%) (Cost $61,633,821)		66,827,992
Other Assets Less Liabilities (1.2%)		801,869

Net Assets (100%)		$67,629,861

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2022, the market value of these securities amounted to $5,995,769 or 8.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2022. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of January 31, 2022.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2022.

(p)	Yield to maturity.

(t)	All, or a portion of security held by broker as collateral for OTC Swap contracts, with a total collateral value of $1,044,000.

Glossary:

ADR — American Depositary Receipt
CAPE — Cyclically Adjusted Price Earnings
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
IO — Interest Only
LIBOR — London Interbank Offered Rate
OTC — Over- the-counter
PIK — Payment-in Kind Security
PO — Principal Only
SOFR — Secured Overnight Financing Rate
UMBS — Uniform Mortgage-Backed Securities
USD — United States Dollar

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2022, were as follows:

Security Description	Shares at January 31, 2022	Market Value October 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value January 31, 2022 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	245,039	2,340,120	—	—	—	(4,901)	2,335,219	19,901	—
DoubleLine Global Bond Fund, Class I	207,729	2,076,431	200,001	(200,000)	221	(69,993)	2,006,660	—	19,001

Total		4,416,551	200,001	(200,000)	221	(74,894)	4,341,879	19,901	19,001

OTC Total return swap contracts outstanding as of January 31, 2022 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
Shiller Barclays CAPE US Sector II ER USD Index	0.40% and decrease in total return of index	Increase in total return of index	At termination	Barclays Bank plc	2/14/2022	USD 19,300,000	(594,587)

							(594,587)

See Notes to Portfolio of Investments.

1290 FUNDS

1290 DOUBLELINE DYNAMIC ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,680,952	$—	$1,680,952
Collateralized Mortgage Obligations	—	5,712,798	—	5,712,798
Commercial Mortgage-Backed Security	—	26,383	—	26,383
Common Stocks
Communication Services	2,209,284	—	—	2,209,284
Consumer Discretionary	1,652,296	—	—	1,652,296
Consumer Staples	1,333,844	—	—	1,333,844
Energy	678,534	—	—	678,534
Financials	2,424,033	—	—	2,424,033
Health Care	2,569,463	—	—	2,569,463
Industrials	1,492,773	—	—	1,492,773
Information Technology	4,944,453	—	—	4,944,453
Materials	505,459	—	—	505,459
Real Estate	276,399	—	—	276,399
Corporate Bonds
Communication Services	—	772,542	—	772,542
Consumer Discretionary	—	1,248,153	—	1,248,153
Consumer Staples	—	719,806	—	719,806
Energy	—	1,180,914	—	1,180,914
Financials	—	1,649,967	—	1,649,967
Health Care	—	1,025,919	—	1,025,919
Industrials	—	837,590	—	837,590
Information Technology	—	451,835	—	451,835
Materials	—	407,498	—	407,498
Real Estate	—	340,732	—	340,732
Utilities	—	526,295	—	526,295
Investment Companies	4,341,879	—	—	4,341,879
Mortgage-Backed Securities	—	3,283,535	—	3,283,535
Short-Term Investments
U.S. Treasury Obligations	—	18,349,965	—	18,349,965
U.S. Treasury Obligations	—	6,184,691	—	6,184,691

Total Assets	$22,428,417	$44,399,575	$—	$66,827,992

Liabilities:
Total Return Swaps	$—	$(594,587)	$—	$(594,587)

Total Liabilities	$—	$(594,587)	$—	$(594,587)

Total	$22,428,417	$43,804,988	$—	$66,233,405

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,547,357
Aggregate gross unrealized depreciation	(1,467,227)

Net unrealized appreciation	$4,080,130

Federal income tax cost of investments in securities and derivative instruments, if applicable	$62,153,275

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.6%)
Diversified Telecommunication Services (1.0%)
EchoStar Corp., Class A*	3,000	$71,070
Telesat Corp.*	60,000	1,359,000

		1,430,070

Entertainment (3.1%)
Liberty Media Corp.-Liberty Braves, Class A*	36,000	1,009,800
Liberty Media Corp.-Liberty Braves, Class C*	15,000	405,000
Madison Square Garden Entertainment Corp.*	13,000	920,790
Madison Square Garden Sports Corp.*	13,500	2,241,945

		4,577,535

Media (9.5%)
Altice USA, Inc., Class A*	12,000	173,040
AMC Networks, Inc., Class A*	24,000	1,023,120
Clear Channel Outdoor Holdings, Inc.*	400,000	1,224,000
Corus Entertainment, Inc., Class B	155,000	613,342
EW Scripps Co. (The), Class A*	33,000	676,500
Grupo Televisa SAB (ADR)	275,000	2,813,250
JCDecaux SA*	22,000	599,954
Liberty Media Corp.-Liberty
SiriusXM, Class A*	4,000	185,000
Nexstar Media Group, Inc., Class A	13,000	2,149,940
Sinclair Broadcast Group, Inc., Class A	100,000	2,748,000
Sirius XM Holdings, Inc.	34,560	219,802
TEGNA, Inc.	18,000	348,480
ViacomCBS, Inc., Class A	30,000	1,097,400
WideOpenWest, Inc.*	25,036	465,920

		14,337,748

Wireless Telecommunication Services (1.0%)
Gogo, Inc.*	17,500	217,875
Millicom International Cellular SA*	22,000	591,140
Telephone and Data Systems, Inc.	10,000	198,000
United States Cellular Corp.*	18,000	551,160

		1,558,175

Total Communication Services		21,903,528

Consumer Discretionary (10.4%)
Auto Components (2.9%)
Dana, Inc.	90,000	1,949,400
Gentex Corp.	14,000	439,600
Gentherm, Inc.*	1,000	87,390
Modine Manufacturing Co.*	60,000	549,000
Strattec Security Corp.*	34,000	1,288,260

		4,313,650

Diversified Consumer Services (0.3%)
H&R Block, Inc.	14,000	320,040
Terminix Global Holdings, Inc.*	3,000	129,420

		449,460

Hotels, Restaurants & Leisure (2.3%)
Bally’s Corp.*	5,000	178,700
Caesars Entertainment, Inc.*	4,000	304,560
Churchill Downs, Inc.	3,500	736,050
GAN Ltd.*	28,000	192,920
Golden Entertainment, Inc.*	22,000	989,560
Nathan’s Famous, Inc.	17,515	943,708
Wynn Resorts Ltd.*	1,000	85,450

		3,430,948

Household Durables (2.2%)
Bassett Furniture Industries, Inc.	25,500	473,280
Hunter Douglas NV*	10,000	1,946,554
Lennar Corp., Class B	11,000	888,030

		3,307,864

Internet & Direct Marketing Retail (0.1%)
Lands’ End, Inc.*	6,000	109,980

Leisure Products (1.7%)
Brunswick Corp.	18,500	1,679,615
Johnson Outdoors, Inc., Class A	7,000	631,540
Mattel, Inc.*	16,000	334,720

		2,645,875

Specialty Retail (0.9%)
AutoNation, Inc.*	10,000	1,090,000
Monro, Inc.	6,300	313,299

		1,403,299

Total Consumer Discretionary		15,661,076

Consumer Staples (10.7%)
Beverages (2.1%)
National Beverage Corp.	15,000	670,050
Remy Cointreau SA	11,700	2,439,700

		3,109,750

Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	1,800	338,058
Ingles Markets, Inc., Class A	7,500	576,975
Village Super Market, Inc., Class A	11,000	251,350

		1,166,383

Food Products (4.9%)
Bunge Ltd.	11,000	1,087,460
Calavo Growers, Inc.	32,000	1,325,120
Farmer Bros Co.*	100,000	639,000
Hain Celestial Group, Inc. (The)*	13,000	474,890
J M Smucker Co. (The)	15,000	2,108,700
Maple Leaf Foods, Inc.	60,000	1,459,466
McCormick & Co., Inc. (Non- Voting)	3,600	359,208

		7,453,844

Household Products (2.0%)
Energizer Holdings, Inc.	46,000	1,730,060
Spectrum Brands Holdings, Inc.	14,000	1,251,320

		2,981,380

Personal Products (0.9%)
Edgewell Personal Care Co.	30,000	1,374,000

Total Consumer Staples		16,085,357

Energy (1.3%)

Energy Equipment & Services (1.3%)
Dril-Quip, Inc.*	42,000	1,062,180
RPC, Inc.*	150,000	886,500

Total Energy		1,948,680

Financials (2.0%)
Banks (1.9%)
Atlantic Capital Bancshares, Inc.*	20,000	602,400
Cadence Bank	7,700	240,009
First Horizon Corp.	5,000	85,550
Flushing Financial Corp.	26,000	613,860
Synovus Financial Corp.	25,000	1,244,000

		2,785,819

Capital Markets (0.1%)
Janus Henderson Group plc	5,000	184,500

Total Financials		2,970,319

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (4.2%)
Biotechnology (0.0%)
Clovis Oncology, Inc.*	16,000	$32,640

Health Care Equipment & Supplies (1.4%)
Cutera, Inc.*	25,000	910,250
Intersect ENT, Inc.*	12,000	328,800
IntriCon Corp.*	26,024	380,731
Quidel Corp.*	4,400	454,784

		2,074,565

Health Care Providers & Services (1.1%)
Option Care Health, Inc.*	22,527	526,456
Patterson Cos., Inc.	40,000	1,147,600

		1,674,056

Health Care Technology (0.8%)
Evolent Health, Inc., Class A*	21,500	509,765
Teladoc Health, Inc.*	8,700	667,377

		1,177,142

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	179,919

Pharmaceuticals (0.8%)
Harmony Biosciences Holdings, Inc.*	10,000	358,600
Perrigo Co. plc	10,000	380,700
Teva Pharmaceutical Industries Ltd. (ADR)*	62,000	522,660

		1,261,960

Total Health Care		6,400,282

Industrials (36.8%)
Aerospace & Defense (5.6%)
AAR Corp.*	22,500	906,075
Aerojet Rocketdyne Holdings, Inc.	30,000	1,157,700
Kaman Corp.	54,000	2,158,380
Moog, Inc., Class A	13,000	991,120
Moog, Inc., Class B	12,241	933,254
Textron, Inc.	34,000	2,314,040

		8,460,569

Building Products (1.6%)
Armstrong Flooring, Inc.*	110,000	213,400
Griffon Corp.	95,000	2,127,050

		2,340,450

Commercial Services & Supplies (2.1%)
IAA, Inc.*	8,000	367,440
KAR Auction Services, Inc.*	12,500	177,750
Matthews International Corp., Class A	75,000	2,634,000
Team, Inc.*	14,500	10,337

		3,189,527

Construction & Engineering (1.6%)
Arcosa, Inc.	18,000	839,880
Valmont Industries, Inc.	7,500	1,629,225

		2,469,105

Electrical Equipment (1.2%)
AZZ, Inc.	36,500	1,736,670

Machinery (20.6%)
Astec Industries, Inc.	44,000	2,784,760
CIRCOR International, Inc.*	45,000	1,249,650
CNH Industrial NV	39,000	590,070
Commercial Vehicle Group, Inc.*	98,500	762,390
Crane Co.	21,000	2,173,710
Donaldson Co., Inc.	1,000	55,660
Eastern Co. (The)	30,000	716,100
Enerpac Tool Group Corp.	15,000	267,750
EnPro Industries, Inc.	35,500	3,728,210
Flowserve Corp.	50,000	1,631,000
Gorman-Rupp Co. (The)	10,000	401,100
Graco, Inc.	3,800	275,728
Hyster-Yale Materials Handling, Inc.	30,000	1,346,700
Ingersoll Rand, Inc.	20,000	1,124,200
ITT, Inc.	3,500	321,720
Iveco Group NV*	7,800	81,978
Kennametal, Inc.	16,000	553,120
L B Foster Co., Class A*	30,000	453,600
Mueller Industries, Inc.	43,000	2,221,380
Mueller Water Products, Inc., Class A	17,000	218,450
Park-Ohio Holdings Corp.	44,000	890,560
Shyft Group, Inc. (The)	5,000	209,700
Snap-on, Inc.	9,000	1,874,250
Tennant Co.	7,500	578,775
Toro Co. (The)	6,000	579,480
Trinity Industries, Inc.	88,000	2,528,240
Twin Disc, Inc.*	110,075	1,266,963
Watts Water Technologies, Inc., Class A	7,000	1,072,470
Welbilt, Inc.*	45,000	1,068,750

		31,026,464

Trading Companies & Distributors (4.1%)
Ashtead Group plc	3,000	214,306
GATX Corp.	16,000	1,671,200
Herc Holdings, Inc.	27,000	4,332,150

		6,217,656

Total Industrials		55,440,441

Information Technology (2.5%)
Communications Equipment (0.0%)
Communications Systems, Inc.	25,000	51,250

Electronic Equipment, Instruments & Components (0.4%)
Landis+Gyr Group AG*	9,000	594,743

IT Services (1.1%)
Cloudflare, Inc., Class A*	500	48,200
Kyndryl Holdings, Inc.*	77,000	1,299,760
MoneyGram International, Inc.*	27,000	236,790

		1,584,750

Software (0.3%)
A10 Networks, Inc.	16,500	244,200
Mandiant Corp.*	16,000	241,440

		485,640

Technology Hardware, Storage & Peripherals (0.7%)
Diebold Nixdorf, Inc.*	112,000	1,046,080

Total Information Technology		3,762,463

Materials (10.2%)
Chemicals (7.9%)
Axalta Coating Systems Ltd.*	24,000	710,640
Chr Hansen Holding A/S	1,200	96,177
Core Molding Technologies, Inc.*	84,000	672,840
Element Solutions, Inc.	86,000	1,929,840
Ferro Corp.*	61,000	1,329,800
GCP Applied Technologies, Inc.*	122,000	3,891,800
HB Fuller Co.	12,000	861,240
Huntsman Corp.	4,000	143,320
Scotts Miracle-Gro Co. (The)	8,500	1,285,200
Tredegar Corp.	50,000	587,500
Valvoline, Inc.	12,000	395,280

		11,903,637

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (1.6%)
Greif, Inc., Class A	25,000	$1,479,000
Myers Industries, Inc.	50,950	920,667

		2,399,667

Metals & Mining (0.7%)
Ampco-Pittsburgh Corp.*	40,000	228,400
Freeport-McMoRan, Inc.	23,000	856,060

		1,084,460

Total Materials		15,387,764

Real Estate (1.0%)
Equity Real Estate Investment Trusts (REITs) (0.3%)
Ryman Hospitality Properties, Inc. (REIT)*	3,000	265,200
Seritage Growth Properties (REIT), Class A*	20,000	207,200

		472,400

Real Estate Management & Development (0.7%)
St Joe Co. (The)	20,000	970,200

Total Real Estate		1,442,600

Utilities (2.9%)
Electric Utilities (0.7%)
PNM Resources, Inc.	23,000	1,030,630

Gas Utilities (1.3%)
Macquarie Infrastructure Holdings LLC	20,000	72,200
National Fuel Gas Co.	25,000	1,518,250
Southwest Gas Holdings, Inc.	6,000	409,080

		1,999,530

Independent Power and Renewable Electricity Producers (0.9%)
AES Corp. (The)	61,000	1,352,980

Total Utilities		4,383,140

Total Common Stocks (96.6%) (Cost $121,391,408)		145,385,650

	Number of Warrants
WARRANTS:
Energy (0.0%)
Energy Equipment & Services (0.0%)
Weatherford International plc,expiring 12/13/23*	1,117	603

Total Energy		603

Health Care (0.0%)
Health Care Providers & Services (0.0%)
Option Care Health, Inc.,expiring 6/30/25*	22	8

Total Health Care		8

Materials (0.0%)
Metals & Mining (0.0%)
Ampco-Pittsburgh Corp.,expiring 8/1/25*	30,000	20,700

Total Materials		20,700

Total Warrants (0.0%) (Cost $—)		21,311

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (3.0%)
JPMorgan Prime Money Market Fund, IM Shares	4,536,092	4,537,906

Total Short-Term Investment (3.0%) (Cost $4,537,906)		4,537,906

Total Investments in Securities (99.6%) (Cost $125,929,314)		149,944,867
Other Assets Less Liabilities (0.4%)		529,435

Net Assets (100%)		$150,474,302

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,303,574	$599,954	$—	$21,903,528
Consumer Discretionary	13,714,522	1,946,554	—	15,661,076
Consumer Staples	13,286,449	2,798,908	—	16,085,357
Energy	1,948,680	—	—	1,948,680
Financials	2,970,319	—	—	2,970,319
Health Care	6,400,282	—	—	6,400,282
Industrials	53,494,803	1,945,638	—	55,440,441
Information Technology	3,167,720	594,743	—	3,762,463
Materials	15,291,587	96,177	—	15,387,764
Real Estate	1,442,600	—	—	1,442,600
Utilities	4,383,140	—	—	4,383,140
Short-Term Investment
Investment Company	4,537,906	—	—	4,537,906
Warrants
Energy	603	—	—	603
Health Care	—	8	—	8
Materials	—	20,700	—	20,700

Total Assets	$141,942,185	$8,002,682	$—	$149,944,867

Total Liabilities	$—	$—	$—	$—

Total	$141,942,185	$8,002,682	$—	$149,944,867

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,677,334
Aggregate gross unrealized depreciation	(9,203,148)

Net unrealized appreciation	$21,474,186

Federal income tax cost of investments in securities and derivative instruments, if applicable	$128,470,681

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.7%)
Communication Services (12.0%)
Diversified Telecommunication Services (5.1%)
CCO Holdings LLC
5.500%, 5/1/26§	$132,000	$135,135
4.750%, 3/1/30§	285,000	282,150
4.750%, 2/1/32§	295,000	288,823
4.500%, 5/1/32	159,000	153,236
4.500%, 6/1/33§	286,000	271,906
Iliad Holding SASU
6.500%, 10/15/26§	200,000	202,250
Level 3 Financing, Inc.
5.250%, 3/15/26	222,000	224,775
Lumen Technologies, Inc.
5.125%, 12/15/26§	230,000	231,506
5.375%, 6/15/29§	540,000	511,271
Series G
6.875%, 1/15/28	128,000	136,548
Series W
6.750%, 12/1/23	170,000	179,775
Sprint Capital Corp.
8.750%, 3/15/32	156,000	217,230
Windstream Escrow LLC
7.750%, 8/15/28§	149,000	149,745
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	395,000	372,287
6.125%, 3/1/28§	359,000	340,117

		3,696,754

Entertainment (1.3%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	454,000	450,595
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	164,000	164,205
6.500%, 5/15/27§	286,000	307,828

		922,628

Interactive Media & Services (0.1%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	105,000	97,912

Media (4.9%)
DISH DBS Corp.
5.875%, 7/15/22	112,000	113,120
Gray Escrow II, Inc.
5.375%, 11/15/31§	163,000	160,612
Gray Television, Inc.
5.875%, 7/15/26§	140,000	142,800
4.750%, 10/15/30§	282,000	270,077
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	319,000	298,265
Midas OpCo Holdings LLC
5.625%, 8/15/29§	235,000	230,791
Nexstar Media, Inc.
5.625%, 7/15/27§	446,000	457,284
Outfront Media Capital LLC
5.000%, 8/15/27§	351,000	347,455
Sinclair Television Group, Inc.
5.500%, 3/1/30§	166,000	153,965
Sirius XM Radio, Inc.
3.875%, 9/1/31§	260,000	239,850
TEGNA, Inc.
4.750%, 3/15/26§	248,000	251,295
5.000%, 9/15/29	94,000	92,707
Videotron Ltd.
3.625%, 6/15/29§	118,000	114,313
VZ Secured Financing BV
5.000%, 1/15/32§	270,000	260,302
Ziggo Bond Co. BV
6.000%, 1/15/27§	350,000	358,312

		3,491,148

Wireless Telecommunication Services (0.6%)
Sprint Corp.
7.875%, 9/15/23	128,000	138,240
7.625%, 3/1/26	114,000	130,672
Vmed O2 UK Financing I plc
4.750%, 7/15/31§	200,000	191,208

		460,120

Total Communication Services		8,668,562

Consumer Discretionary (14.4%)
Auto Components (0.2%)
Icahn Enterprises LP
6.375%, 12/15/25	120,000	122,149
Real Hero Merger Sub 2, Inc.
6.250%, 2/1/29§	42,000	40,950

		163,099

Distributors (0.6%)
Ritchie Bros Holdings, Inc.
4.750%, 12/15/31§	114,000	114,821
Univar Solutions USA, Inc.
5.125%, 12/1/27§	329,000	334,346

		449,167

Diversified Consumer Services (0.3%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	204,725

Hotels, Restaurants & Leisure (5.6%)
1011778 BC ULC
5.750%, 4/15/25§	214,000	220,955
Caesars Entertainment, Inc.
6.250%, 7/1/25§	321,000	331,808
4.625%, 10/15/29§	87,000	83,126
Carnival Corp.
6.000%, 5/1/29§	186,000	178,932
CEC Entertainment LLC
6.750%, 5/1/26§	136,000	130,632
Churchill Downs, Inc.
5.500%, 4/1/27§	258,000	264,373
Dave & Buster’s, Inc.
7.625%, 11/1/25§	306,000	322,830
Everi Holdings, Inc.
5.000%, 7/15/29§	79,000	78,407
Golden Entertainment, Inc.
7.625%, 4/15/26§	134,000	139,025
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	226,000	237,582
IRB Holding Corp.
7.000%, 6/15/25§	180,000	187,650
6.750%, 2/15/26§	140,000	142,450
Jacobs Entertainment, Inc.
6.750%, 2/15/29§	53,000	53,265

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Life Time, Inc.
5.750%, 1/15/26§	$346,000	$346,865
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	234,000	221,715
Powdr Corp.
6.000%, 8/1/25§	41,000	42,384
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	291,000	281,222
Station Casinos LLC
4.500%, 2/15/28§	328,000	318,160
4.625%, 12/1/31§	214,000	203,300
Vail Resorts, Inc.
6.250%, 5/15/25§	58,000	59,885
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	205,000	202,694

		4,047,260

Household Durables (1.0%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	602,000	625,189
Picasso Finance Sub, Inc.
6.125%, 6/15/25§	34,000	35,148
Williams Scotsman International, Inc.
4.625%, 8/15/28§	48,000	48,324

		708,661

Internet & Direct Marketing Retail (1.7%)
Getty Images, Inc.
9.750%, 3/1/27§	698,000	732,900
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	512,000	515,994

		1,248,894

Leisure Products (0.7%)
Mattel, Inc.
3.750%, 4/1/29§	102,000	100,725
Vista Outdoor, Inc.
4.500%, 3/15/29§	400,000	388,200

		488,925

Specialty Retail (3.8%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	163,000	160,351
5.000%, 2/15/32§	204,000	202,470
eG Global Finance plc
8.500%, 10/30/25§	400,000	404,500
Ken Garff Automotive LLC
4.875%, 9/15/28§	96,000	92,640
LBM Acquisition LLC
6.250%, 1/15/29§	251,000	238,480
LCM Investments Holdings II LLC
4.875%, 5/1/29§	247,000	237,120
Sonic Automotive, Inc.
4.875%, 11/15/31§	351,000	338,620
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	435,000	446,963
SRS Distribution, Inc.
4.625%, 7/1/28§	179,000	173,406
6.000%, 12/1/29§	147,000	142,223
White Cap Buyer LLC
6.875%, 10/15/28§	266,000	272,267

		2,709,040

Textiles, Apparel & Luxury Goods (0.5%)
G-III Apparel Group Ltd.
7.875%, 8/15/25§	342,000	358,245

Total Consumer Discretionary		10,378,016

Consumer Staples (6.3%)
Beverages (0.4%)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	155,000	149,095
Triton Water Holdings, Inc.
6.250%, 4/1/29§	146,000	136,510

		285,605

Food & Staples Retailing (1.0%)
Performance Food Group, Inc.
6.875%, 5/1/25§	193,000	200,237
United Natural Foods, Inc.
6.750%, 10/15/28§	87,000	92,203
US Foods, Inc.
6.250%, 4/15/25§	248,000	255,750
4.625%, 6/1/30§	184,000	178,940

		727,130

Food Products (2.9%)
B&G Foods, Inc.
5.250%, 4/1/25	101,000	101,884
Kraft Heinz Foods Co.
6.875%, 1/26/39	116,000	157,180
4.375%, 6/1/46	385,000	402,806
Post Holdings, Inc.
5.750%, 3/1/27§	336,000	344,207
4.625%, 4/15/30§	100,000	96,375
4.500%, 9/15/31§	379,000	360,524
Sigma Holdco BV
7.875%, 5/15/26§	400,000	358,820
Simmons Foods, Inc.
4.625%, 3/1/29§	299,000	287,040

		2,108,836

Household Products (1.1%)
Central Garden & Pet Co.
4.125%, 10/15/30	84,000	80,640
Energizer Holdings, Inc.
4.750%, 6/15/28§	223,000	216,310
Spectrum Brands, Inc.
5.750%, 7/15/25	220,000	224,400
5.500%, 7/15/30§	21,000	21,903
3.875%, 3/15/31§	220,000	208,450

		751,703

Personal Products (0.9%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	291,000	305,573
Prestige Brands, Inc.
3.750%, 4/1/31§	389,000	352,045

		657,618

Total Consumer Staples		4,530,892

Energy (8.7%)
Energy Equipment & Services (0.2%)
Precision Drilling Corp.
7.125%, 1/15/26§	139,000	139,347

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Principal	Value
	Amount	(Note 1)
Oil, Gas & Consumable Fuels (8.5%)
Aethon United BR LP
8.250%, 2/15/26§	$96,000	$101,000
Antero Resources Corp.
7.625%, 2/1/29§	42,000	45,610
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	170,000	169,787
Blue Racer Midstream LLC
7.625%, 12/15/25§	58,000	60,610
6.625%, 7/15/26§	150,000	152,250
Colgate Energy Partners III LLC
5.875%, 7/1/29§	77,000	78,251
Crescent Energy Finance LLC
7.250%, 5/1/26§	202,000	207,768
Crestwood Midstream Partners LP
5.625%, 5/1/27§	54,000	54,135
6.000%, 2/1/29§	485,000	488,119
CrownRock LP
5.625%, 10/15/25§	393,000	395,083
Delek Logistics Partners LP
6.750%, 5/15/25	395,000	396,134
7.125%, 6/1/28§	80,000	81,300
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	164,000	165,845
Endeavor Energy Resources LP
6.625%, 7/15/25§	28,000	29,266
Genesis Energy LP
8.000%, 1/15/27	95,000	95,684
7.750%, 2/1/28	508,000	501,051
Holly Energy Partners LP
5.000%, 2/1/28§	221,000	214,370
NuStar Logistics LP
5.750%, 10/1/25	125,000	130,625
6.000%, 6/1/26	175,000	183,104
Occidental Petroleum Corp.
6.625%, 9/1/30	100,000	117,223
6.125%, 1/1/31	55,000	63,387
6.450%, 9/15/36	376,000	454,020
PBF Logistics LP
6.875%, 5/15/23	440,000	432,300
Rockcliff Energy II LLC
5.500%, 10/15/29§	97,000	97,485
Southwestern Energy Co.
7.750%, 10/1/27	97,000	103,063
4.750%, 2/1/32	192,000	191,280
Summit Midstream Holdings LLC
8.500%, 10/15/26§	274,000	280,768
Sunoco LP
4.500%, 4/30/30§	388,000	380,259
Targa Resources Partners LP
5.875%, 4/15/26	342,000	353,115
4.875%, 2/1/31	105,000	109,462

		6,132,354

Total Energy		6,271,701

Financials (5.8%)
Consumer Finance (1.4%)
Curo Group Holdings Corp.
7.500%, 8/1/28§	347,000	326,180
Enova International, Inc.
8.500%, 9/1/24§	252,000	253,260
Ford Motor Credit Co. LLC
4.000%, 11/13/30	322,000	324,012
OneMain Finance Corp.
8.875%, 6/1/25	77,000	81,524

		984,976

Diversified Financial Services (1.4%)
Asteroid Private Merger Sub, Inc.
8.500%, 11/15/29§	155,000	157,325
Shift4 Payments LLC
4.625%, 11/1/26§	385,000	391,256
Verscend Escrow Corp.
9.750%, 8/15/26§	480,000	502,944

		1,051,525

Insurance (1.8%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	402,000	396,493
AmWINS Group, Inc.
4.875%, 6/30/29§	170,000	166,388
HUB International Ltd.
7.000%, 5/1/26§	706,000	722,767

		1,285,648

Thrifts & Mortgage Finance (1.2%)
Freedom Mortgage Corp.
8.250%, 4/15/25§	310,000	309,907
7.625%, 5/1/26§	223,000	212,985
6.625%, 1/15/27§	237,000	219,237
PHH Mortgage Corp.
7.875%, 3/15/26§	104,000	106,275

		848,404

Total Financials		4,170,553

Health Care (6.2%)
Biotechnology (0.3%)
Grifols Escrow Issuer SA
4.750%, 10/15/28§	200,000	198,250

Health Care Equipment & Supplies (1.0%)
Mozart Debt Merger Sub, Inc.
3.875%, 4/1/29§	214,000	205,440
5.250%, 10/1/29§	138,000	134,205
Varex Imaging Corp.
7.875%, 10/15/27§	337,000	369,015

		708,660

Health Care Providers & Services (2.0%)
AdaptHealth LLC
6.125%, 8/1/28§	178,000	184,230
5.125%, 3/1/30§	178,000	173,586
HCA, Inc.
7.690%, 6/15/25	91,000	103,285
HealthEquity, Inc.
4.500%, 10/1/29§	347,000	339,193
Tenet Healthcare Corp.
4.875%, 1/1/26§	304,000	304,380
US Acute Care Solutions LLC
6.375%, 3/1/26§	233,000	233,997
Vizient, Inc.
6.250%, 5/15/27§	91,000	93,730

		1,432,401

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Technology (0.4%)
IQVIA, Inc.
5.000%, 5/15/27§	$260,000	$265,902

Pharmaceuticals (2.5%)
Bausch Health Americas, Inc.
9.250%, 4/1/26§	317,000	327,303
Bausch Health Cos., Inc.
5.500%, 11/1/25§	310,000	311,550
4.875%, 6/1/28§	111,000	105,172
6.250%, 2/15/29§	144,000	121,860
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	287,000	292,740
3.500%, 4/1/30§	74,000	68,820
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	200,670
Organon & Co.
5.125%, 4/30/31§	200,000	199,406
P&L Development LLC
7.750%, 11/15/25§	196,000	190,120

		1,817,641

Total Health Care		4,422,854

Industrials (15.2%)
Aerospace & Defense (0.7%)
Rolls-Royce plc
5.750%, 10/15/27§	200,000	210,500
Spirit AeroSystems, Inc.
7.500%, 4/15/25§	302,000	311,815

		522,315

Building Products (1.9%)
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	196,000	187,180
Forterra Finance LLC
6.500%, 7/15/25§	59,000	61,507
JELD-WEN, Inc.
6.250%, 5/15/25§	111,000	114,885
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	343,000	343,000
Standard Industries, Inc.
4.375%, 7/15/30§	234,000	223,119
Summit Materials LLC
5.250%, 1/15/29§	222,000	225,608
Victors Merger Corp.
6.375%, 5/15/29§	222,000	202,020

		1,357,319

Commercial Services & Supplies (7.0%)
ACCO Brands Corp.
4.250%, 3/15/29§	54,000	51,469
ADT Security Corp. (The)
4.125%, 6/15/23	110,000	111,512
4.875%, 7/15/32§	306,000	294,143
Allied Universal Holdco LLC
6.625%, 7/15/26§	470,000	481,679
9.750%, 7/15/27§	374,000	395,505
6.000%, 6/1/29§	48,000	45,600
Aramark Services, Inc.
5.000%, 4/1/25§	116,000	117,531
6.375%, 5/1/25§	224,000	230,944
Cimpress plc
7.000%, 6/15/26§	150,000	154,313
Covanta Holding Corp.
5.000%, 9/1/30	55,000	54,450
Garda World Security Corp.
9.500%, 11/1/27§	502,000	527,602
6.000%, 6/1/29§	249,000	233,363
GFL Environmental, Inc.
3.750%, 8/1/25§	80,000	80,000
5.125%, 12/15/26§	220,000	226,818
4.750%, 6/15/29§	160,000	155,088
KAR Auction Services, Inc.
5.125%, 6/1/25§	819,000	818,124
Madison IAQ LLC
5.875%, 6/30/29§	94,000	86,695
Matthews International Corp.
5.250%, 12/1/25§	471,000	479,831
Nielsen Finance LLC
5.875%, 10/1/30§	296,000	296,370
4.750%, 7/15/31§	206,000	190,550

		5,031,587

Construction & Engineering (1.7%)
Artera Services LLC
9.033%, 12/4/25§	493,333	503,348
Dycom Industries, Inc.
4.500%, 4/15/29§	298,000	291,295
MasTec, Inc.
4.500%, 8/15/28§	92,000	93,467
Pike Corp.
5.500%, 9/1/28§	211,000	205,527
Weekley Homes LLC
4.875%, 9/15/28§	111,000	108,760

		1,202,397

Machinery (1.5%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	300,000	295,500
Clark Equipment Co.
5.875%, 6/1/25§	285,000	293,835
Welbilt, Inc.
9.500%, 2/15/24	447,000	448,676

		1,038,011

Professional Services (0.4%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	239,000	238,403
Science Applications International Corp.
4.875%, 4/1/28§	40,000	40,100

		278,503

Road & Rail (1.6%)
NESCO Holdings II, Inc.
5.500%, 4/15/29§	252,000	250,584
Watco Cos. LLC
6.500%, 6/15/27§	696,000	718,620
XPO Logistics, Inc.
6.250%, 5/1/25§	199,000	205,467

		1,174,671

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Trading Companies & Distributors (0.4%)
WESCO Distribution, Inc.
7.250%, 6/15/28§	$287,000	$306,817

Total Industrials		10,911,620

Information Technology (12.9%)
Communications Equipment (1.7%)
CommScope Technologies LLC
6.000%, 6/15/25§	196,000	190,120
CommScope, Inc.
6.000%, 3/1/26§	394,000	398,003
8.250%, 3/1/27§	237,000	231,075
4.750%, 9/1/29§	412,000	394,667

		1,213,865

Electronic Equipment, Instruments & Components (0.7%)
II-VI, Inc.
5.000%, 12/15/29§	81,000	80,842
Likewize Corp.
9.750%, 10/15/25§	417,000	445,148

		525,990

IT Services (2.4%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	228,000	223,725
Alliance Data Systems Corp.
4.750%, 12/15/24§	489,000	495,112
7.000%, 1/15/26§	162,000	168,480
Black Knight InfoServ LLC
3.625%, 9/1/28§	140,000	134,285
ION Trading Technologies Sarl
5.750%, 5/15/28§	200,000	199,000
Northwest Fiber LLC
6.000%, 2/15/28§	179,000	168,672
Unisys Corp.
6.875%, 11/1/27§	343,000	365,724

		1,754,998

Software (8.0%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	217,000	225,680
Boxer Parent Co., Inc.
7.125%, 10/2/25§	159,000	165,161
Camelot Finance SA
4.500%, 11/1/26§	400,000	404,500
Change Healthcare Holdings LLC
5.750%, 3/1/25§	759,000	758,696
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	489,000	465,044
Helios Software Holdings, Inc.
4.625%, 5/1/28§	400,000	391,000
LogMeIn, Inc.
5.500%, 9/1/27§	246,000	240,313
Minerva Merger Sub, Inc.
6.500%, 2/15/30§	450,000	447,469
NCR Corp.
5.000%, 10/1/28§	315,000	312,811
5.125%, 4/15/29§	527,000	526,151
NortonLifeLock, Inc.
5.000%, 4/15/25§	112,000	112,000
Open Text Holdings, Inc.
4.125%, 12/1/31§	260,000	250,388
Rocket Software, Inc.
6.500%, 2/15/29§	453,000	428,221
SS&C Technologies, Inc.
5.500%, 9/30/27§	671,000	691,600
ZoomInfo Technologies LLC
3.875%, 2/1/29§	321,000	302,141

		5,721,175

Technology Hardware, Storage & Peripherals (0.1%)
Diebold Nixdorf, Inc.
9.375%, 7/15/25§	60,000	63,023

Total Information Technology		9,279,051

Materials (10.3%)
Chemicals (4.0%)
Avient Corp.
5.750%, 5/15/25§	73,000	74,950
Diamond BC BV
4.625%, 10/1/29§	67,000	62,944
Illuminate Buyer LLC
9.000%, 7/1/28§	491,000	515,550
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	216,000	211,140
Minerals Technologies, Inc.
5.000%, 7/1/28§	343,000	344,715
NOVA Chemicals Corp.
4.875%, 6/1/24§	104,000	105,820
Nufarm Australia Ltd.
5.750%, 4/30/26§	479,000	492,172
5.000%, 1/27/30§	210,000	208,425
Olympus Water US Holding Corp.
4.250%, 10/1/28§	343,000	324,993
6.250%, 10/1/29§	200,000	190,000
WR Grace Holdings LLC
5.625%, 8/15/29§	381,000	367,665

		2,898,374

Containers & Packaging (5.8%)
ARD Finance SA
6.500%, 6/30/27§	400,000	403,000
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	200,000	190,500
Ardagh Packaging Finance plc
4.125%, 8/15/26§	400,000	396,880
Flex Acquisition Co., Inc.
7.875%, 7/15/26§	361,000	372,281
Graham Packaging Co., Inc.
7.125%, 8/15/28§	81,000	82,316
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	243,000	241,178
LABL, Inc.
6.750%, 7/15/26§	219,000	222,066
10.500%, 7/15/27§	390,000	400,663
5.875%, 11/1/28§	143,000	141,391
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	286,000	285,643
7.250%, 4/15/25§	758,000	750,685
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23§	130,000	133,711

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
6.625%, 5/13/27§	$144,000	$150,660
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	400,000	401,748

		4,172,722

Metals & Mining (0.5%)
Kaiser Aluminum Corp.
4.500%, 6/1/31§	204,000	191,250
Novelis Corp.
4.750%, 1/30/30§	150,000	149,250

		340,500

Total Materials		7,411,596

Real Estate (3.3%)
Equity Real Estate Investment Trusts (REITs) (1.7%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	270,000	269,595
MGM Growth Properties Operating Partnership LP (REIT)
4.625%, 6/15/25§	153,000	160,650
Park Intermediate Holdings LLC (REIT)
7.500%, 6/1/25§	79,000	82,418
5.875%, 10/1/28§	303,000	308,303
4.875%, 5/15/29§	129,000	127,387
XHR LP (REIT)
6.375%, 8/15/25§	166,000	171,353
4.875%, 6/1/29§	86,000	84,323

		1,204,029

Real Estate Management & Development (1.6%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	149,000	157,334
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	361,000	365,964
Howard Hughes Corp. (The)
4.375%, 2/1/31§	122,000	116,089
Realogy Group LLC
7.625%, 6/15/25§	294,000	311,875
9.375%, 4/1/27§	222,000	240,648

		1,191,910

Total Real Estate		2,395,939

Utilities (0.6%)
Water Utilities (0.6%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§	421,000	432,578

Total Utilities		432,578

Total Corporate Bonds		68,873,362

Total Long-Term Debt Securities (95.7%) (Cost $69,437,190)		68,873,362

	Number of Shares
SHORT-TERM INVESTMENT:
Investment Company (2.3%)
JPMorgan Prime Money Market Fund, IM Shares	1,668,707	1,669,374

Total Short-Term Investment (2.3%) (Cost $1,669,374)		1,669,374

Total Investments in Securities (98.0%) (Cost $71,106,564)		70,542,736
Other Assets Less Liabilities (2.0%)		1,458,222

Net Assets (100%)		$72,000,958

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At January 31, 2022, the market value of these securities amounted to $61,983,742 or 86.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of January 31, 2022. Maturity date disclosed is the ultimate maturity date.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$8,668,562	$—	$8,668,562
Consumer Discretionary	—	10,378,016	—	10,378,016
Consumer Staples	—	4,530,892	—	4,530,892
Energy	—	6,271,701	—	6,271,701
Financials	—	4,170,553	—	4,170,553
Health Care	—	4,422,854	—	4,422,854
Industrials	—	10,911,620	—	10,911,620
Information Technology	—	9,279,051	—	9,279,051
Materials	—	7,411,596	—	7,411,596
Real Estate	—	2,395,939	—	2,395,939
Utilities	—	432,578	—	432,578
Short-Term Investment
Investment Company	1,669,374	—	—	1,669,374

Total Assets	$1,669,374	$68,873,362	$—	$70,542,736

Total Liabilities	$—	$—	$—	$—

Total	$1,669,374	$68,873,362	$—	$70,542,736

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$591,599
Aggregate gross unrealized depreciation	(1,339,652)

Net unrealized depreciation	$(748,053)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$71,290,789

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (39.0%)
IQ Merger Arbitrage ETF*	62,440	$1,976,226
ProShares Long Online/Short Stores ETF*	21,210	1,106,019
ProShares RAFI Long/Short‡	18,280	587,603
WisdomTree Managed Futures Strategy Fund	63,470	2,215,103

Total Alternatives		5,884,951

Commodity (17.2%)
Invesco DB Agriculture Fund*	32,160	649,310
Invesco DB Energy Fund*	36,180	704,786
Invesco DB Gold Fund*	13,230	679,440
Invesco DB Precious Metals Fund*	11,640	557,440

Total Commodity		2,590,976

Equity (16.9%)
iShares Core US REIT ETF	20,050	1,260,544
Vanguard Global ex-U.S. Real Estate ETF	24,370	1,288,198

Total Equity		2,548,742

Fixed Income (26.8%)
iShares Convertible Bond ETF	21,790	1,802,687
Vanguard Short-Term Inflation- Protected Securities ETF	43,940	2,243,576

Total Fixed Income		4,046,263

Total Investments in Securities (99.9%) (Cost $15,793,912)		15,070,932
Other Assets Less Liabilities (0.1%)		13,460

Net Assets (100%)		$15,084,392

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

Glossary:

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

Investments in companies which were affiliates for the three months ended January 31, 2022, were as follows:

Security Description	Shares at January 31, 2022	Market Value October 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value January 31, 2022 ($)	Dividend/Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares RAFI Long/Short	18,280	563,975	—	—	—	23,628	587,603	1,698	—

See Notes to Portfolio of Investments.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$15,070,932	$—	$—	$15,070,932

Total Assets	$15,070,932	$—	$—	$15,070,932

Total Liabilities	$—	$—	$—	$—

Total	$15,070,932	$—	$—	$15,070,932

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$468,045
Aggregate gross unrealized depreciation	(1,336,102)

Net unrealized depreciation	$(868,057)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,938,989

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (47.6%)
Invesco S&P 500 Low Volatility ETF	8,870	$579,655
Invesco S&P Emerging Markets Low Volatility ETF	2,350	59,619
Invesco S&P International Developed Low Volatility ETF	10,160	316,808
Invesco S&P MidCap Low Volatility ETF	5,840	320,382
Invesco S&P SmallCap Low Volatility ETF	2,740	133,027
iShares Core MSCI EAFE ETF	8,720	624,439
iShares Core MSCI Emerging Markets ETF	2,110	125,714
iShares Core S&P Total US Stock Market ETF	18,300	1,841,712
iShares MSCI EAFE Min Vol Factor ETF	4,300	313,556
iShares MSCI Emerging Markets Min Vol Factor ETF	1,130	70,569
iShares MSCI USA Min Vol Factor ETF	8,230	625,974
SPDR SSGA US Small Cap Low Volatility Index ETF	1,400	158,998

Total Equity		5,170,453

Fixed Income (51.6%)
iShares Broad USD High Yield Corporate Bond ETF	10,650	426,106
iShares Core U.S. Aggregate Bond ETF	29,090	3,252,262
iShares TIPS Bond ETF	6,720	850,349
Vanguard Short-Term Bond ETF	7,820	625,600
Vanguard Total International Bond ETF	8,340	453,696

Total Fixed Income		5,608,013

Total Exchange Traded Funds (99.2%) (Cost $9,832,040)		10,778,466

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market
Fund, IM Shares	18,193	18,200

Total Short-Term Investment (0.2%) (Cost $18,200)		18,200

Total Investments in Securities (99.4%) (Cost $9,850,240)		10,796,666
Other Assets Less Liabilities (0.6%)		72,774

Net Assets (100%)		$10,869,440

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,778,466	$—	$—	$10,778,466
Short-Term Investment
Investment Company	18,200	—	—	18,200

Total Assets	$10,796,666	$—	$—	$10,796,666

Total Liabilities	$—	$—	$—	$—

Total	$10,796,666	$—	$—	$10,796,666

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,046,637
Aggregate gross unrealized depreciation	(152,632)

Net unrealized appreciation	$894,005

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,902,661

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (57.7%)
Invesco S&P 500 Low Volatility ETF	18,740	$1,224,659
Invesco S&P Emerging Markets Low Volatility ETF	6,180	156,787
Invesco S&P International Developed Low Volatility ETF	23,520	733,398
Invesco S&P MidCap Low Volatility ETF	13,310	730,187
Invesco S&P SmallCap Low Volatility ETF	6,940	336,937
iShares Core MSCI EAFE ETF	20,260	1,450,819
iShares Core MSCI Emerging Markets ETF	5,810	346,160
iShares Core S&P Total US Stock Market ETF	41,480	4,174,547
iShares MSCI EAFE Min Vol Factor ETF	9,980	727,742
iShares MSCI Emerging Markets Min Vol Factor ETF	3,090	192,970
iShares MSCI USA Min Vol Factor ETF	18,970	1,442,858
SPDR SSGA US Small Cap Low Volatility Index ETF	3,190	362,288

Total Equity		11,879,352

Fixed Income (41.7%)
iShares Broad USD High Yield Corporate Bond ETF	11,900	476,119
iShares Core U.S. Aggregate Bond ETF	50,940	5,695,092
iShares TIPS Bond ETF	10,360	1,310,954
Vanguard Short-Term Bond ETF	7,660	612,800
Vanguard Total International Bond ETF	9,010	490,144

Total Fixed Income		8,585,109

Total Exchange Traded Funds (99.4%) (Cost $18,210,856)		20,464,461

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, IM Shares	38,221	38,237

Total Short-Term Investment (0.2%) (Cost $38,237)		38,237

Total Investments in Securities (99.6%) (Cost $18,249,093)		20,502,698
Other Assets Less Liabilities (0.4%)		93,873

Net Assets (100%)		$20,596,571

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$20,464,461	$—	$—	$20,464,461
Short-Term Investment
Investment Company	38,237	—	—	38,237

Total Assets	$20,502,698	$—	$—	$20,502,698

Total Liabilities	$—	$—	$—	$—

Total	$20,502,698	$—	$—	$20,502,698

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,350,436
Aggregate gross unrealized depreciation	(219,757)

Net unrealized appreciation	$2,130,679

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,372,019

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (71.9%)
Invesco S&P 500 Low Volatility ETF	13,480	$880,918
Invesco S&P Emerging Markets Low Volatility ETF	4,500	114,165
Invesco S&P International Developed Low Volatility ETF	16,470	513,566
Invesco S&P MidCap Low Volatility ETF	9,260	508,004
Invesco S&P SmallCap Low Volatility ETF	4,600	223,330
iShares Core MSCI EAFE ETF	13,870	993,231
iShares Core MSCI Emerging Markets ETF	3,930	234,149
iShares Core S&P Total US Stock Market ETF	26,700	2,687,088
iShares MSCI EAFE Min Vol Factor ETF	6,660	485,647
iShares MSCI Emerging Markets Min Vol Factor ETF	1,800	112,410
iShares MSCI USA Min Vol Factor ETF	10,920	830,575
SPDR SSGA US Small Cap Low Volatility Index ETF	1,960	222,597

Total Equity		7,805,680

Fixed Income (33.6%)
iShares Broad USD High Yield Corporate Bond ETF	920	36,809
iShares Core U.S. Aggregate Bond ETF	26,510	2,963,818
iShares TIPS Bond ETF	4,390	555,511
Vanguard Short-Term Bond ETF	730	58,400
Vanguard Total International Bond ETF	620	33,728

Total Fixed Income		3,648,266

Total Exchange Traded Funds (105.5%) (Cost $10,574,134)		11,453,946

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares	74,961	74,991

Total Short-Term Investment (0.7%) (Cost $74,991)		74,991

Total Investments in Securities (106.2%) (Cost $10,649,125)		11,528,937
Other Assets Less Liabilities (-6.2%)		(667,762)

Net Assets (100%)		$10,861,175

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$11,453,946	$—	$—	$11,453,946
Short-Term Investment
Investment Company	74,991	—	—	74,991

Total Assets	$11,528,937	$—	$—	$11,528,937

Total Liabilities	$—	$—	$—	$—

Total	$11,528,937	$—	$—	$11,528,937

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$954,387
Aggregate gross unrealized depreciation	(101,316)

Net unrealized appreciation	$853,071

Federal income tax cost of investments in securities and derivative instruments, if applicable	$10,675,866

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (72.9%)
Invesco S&P 500 Low Volatility ETF	17,710	$1,157,349
Invesco S&P Emerging Markets Low Volatility ETF	5,840	148,161
Invesco S&P International Developed Low Volatility ETF	21,030	655,755
Invesco S&P MidCap Low Volatility ETF	11,770	645,702
Invesco S&P SmallCap Low Volatility ETF	6,030	292,757
iShares Core MSCI EAFE ETF	18,000	1,288,980
iShares Core MSCI Emerging Markets ETF	4,930	293,729
iShares Core S&P Total US Stock Market ETF	34,780	3,500,259
iShares MSCI EAFE Min Vol Factor ETF	8,820	643,154
iShares MSCI Emerging Markets Min Vol Factor ETF	2,390	149,256
iShares MSCI USA Min Vol Factor ETF	15,140	1,151,548
SPDR SSGA US Small Cap Low Volatility Index ETF	2,530	287,332

Total Equity		10,213,982

Fixed Income (26.2%)
iShares Core U.S. Aggregate Bond ETF	27,910	3,120,338
iShares TIPS Bond ETF	4,390	555,511

Total Fixed Income		3,675,849

Total Exchange Traded Funds (99.1%) (Cost $11,865,886)		13,889,831

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares	54,747	54,769

Total Short-Term Investment (0.4%) (Cost $54,769)		54,769

Total Investments in Securities (99.5%) (Cost $11,920,655)		13,944,600
Other Assets Less Liabilities (0.5%)		77,816

Net Assets (100%)		$14,022,416

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$13,889,831	$—	$—	$13,889,831
Short-Term Investment
Investment Company	54,769	—	—	54,769

Total Assets	$13,944,600	$—	$—	$13,944,600

Total Liabilities	$—	$—	$—	$—

Total	$13,944,600	$—	$—	$13,944,600

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,043,046
Aggregate gross unrealized depreciation	(74,805)

Net unrealized appreciation	$1,968,241

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,976,359

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (77.8%)
Invesco S&P 500 Low Volatility ETF	8,650	$565,277
Invesco S&P Emerging Markets Low Volatility ETF	2,680	67,992
Invesco S&P International Developed Low Volatility ETF	9,970	310,884
Invesco S&P MidCap Low Volatility ETF	5,730	314,348
Invesco S&P SmallCap Low Volatility ETF	2,840	137,882
iShares Core MSCI EAFE ETF	8,690	622,291
iShares Core MSCI Emerging Markets ETF	2,330	138,821
iShares Core S&P Total US Stock Market ETF	17,270	1,738,053
iShares MSCI EAFE Min Vol Factor ETF	4,240	309,181
iShares MSCI Emerging Markets Min Vol Factor ETF	1,060	66,197
iShares MSCI USA Min Vol Factor ETF	7,390	562,083
SPDR SSGA US Small Cap Low Volatility Index ETF	1,210	137,420

Total Equity		4,970,429

Fixed Income (20.9%)
iShares Core U.S. Aggregate Bond ETF	10,180	1,138,124
iShares TIPS Bond ETF	1,530	193,606

Total Fixed Income		1,331,730

Total Investments in Securities (98.7%) (Cost $5,289,760)		6,302,159
Other Assets Less Liabilities (1.3%)		82,403

Net Assets (100%)		$6,384,562

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,302,159	$—	$—	$6,302,159

Total Assets	$6,302,159	$—	$—	$6,302,159

Total Liabilities	$—	$—	$—	$—

Total	$6,302,159	$—	$—	$6,302,159

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,014,218
Aggregate gross unrealized depreciation	(11,911)

Net unrealized appreciation	$1,002,307

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,299,852

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (83.1%)
Invesco S&P 500 Low Volatility ETF	11,620	$759,367
Invesco S&P Emerging Markets Low Volatility ETF	4,020	101,987
Invesco S&P International Developed Low Volatility ETF	13,420	418,461
Invesco S&P MidCap Low Volatility ETF	7,310	401,027
Invesco S&P SmallCap Low Volatility ETF	3,600	174,780
iShares Core MSCI EAFE ETF	11,120	796,303
iShares Core MSCI Emerging Markets ETF	3,030	180,527
iShares Core S&P Total US Stock Market ETF	22,280	2,242,259
iShares MSCI EAFE Min Vol Factor ETF	5,480	399,602
iShares MSCI Emerging Markets Min Vol Factor ETF	1,580	98,671
iShares MSCI USA Min Vol Factor ETF	9,800	745,388
SPDR SSGA US Small Cap Low Volatility Index ETF	1,640	186,255

Total Equity		6,504,627

Fixed Income (16.1%)
iShares Core U.S. Aggregate Bond ETF	9,590	1,072,162
iShares TIPS Bond ETF	1,510	191,076

Total Fixed Income		1,263,238

Total Investments in Securities (99.2%) (Cost $6,285,493)		7,767,865
Other Assets Less Liabilities (0.8%)		62,410

Net Assets (100%)		$7,830,275

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,767,865	$—	$—	$7,767,865

Total Assets	$7,767,865	$—	$—	$7,767,865

Total Liabilities	$—	$—	$—	$—

Total	$7,767,865	$—	$—	$7,767,865

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,510,802
Aggregate gross unrealized depreciation	(28,430)

Net unrealized appreciation	$1,482,372

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,285,493

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (88.0%)
Invesco S&P 500 Low Volatility ETF	10,620	$694,017
Invesco S&P Emerging Markets Low Volatility ETF	3,290	83,467
Invesco S&P International Developed Low Volatility ETF	11,330	353,291
Invesco S&P MidCap Low Volatility ETF	6,480	355,493
Invesco S&P SmallCap Low Volatility ETF	3,210	155,846
iShares Core MSCI EAFE ETF	9,850	705,358
iShares Core MSCI Emerging Markets ETF	2,830	168,611
iShares Core S&P Total US Stock Market ETF	20,440	2,057,082
iShares MSCI EAFE Min Vol Factor ETF	4,870	355,120
iShares MSCI Emerging Markets Min Vol Factor ETF	1,360	84,932
iShares MSCI USA Min Vol Factor ETF	9,140	695,188
SPDR SSGA US Small Cap Low Volatility Index ETF	1,440	163,541

Total Equity		5,871,946

Fixed Income (11.1%)
iShares Core U.S. Aggregate Bond ETF	5,620	628,316
iShares TIPS Bond ETF	870	110,090

Total Fixed Income		738,406

Total Investments in Securities (99.1%) (Cost $5,233,994)		6,610,352
Other Assets Less Liabilities (0.9%)		61,801

Net Assets (100%)		$6,672,153

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,610,352	$—	$—	$6,610,352

Total Assets	$6,610,352	$—	$—	$6,610,352

Total Liabilities	$—	$—	$—	$—

Total	$6,610,352	$—	$—	$6,610,352

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,353,242
Aggregate gross unrealized depreciation	(18,762)

Net unrealized appreciation	$1,334,480

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,275,872

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (93.3%)
Invesco S&P 500 Low Volatility ETF	9,580	$626,053
Invesco S&P Emerging Markets Low Volatility ETF	2,730	69,260
Invesco S&P International Developed Low Volatility ETF	9,950	310,260
Invesco S&P MidCap Low Volatility ETF	5,810	318,737
Invesco S&P SmallCap Low Volatility ETF	2,930	142,252
iShares Core MSCI EAFE ETF	8,610	616,562
iShares Core MSCI Emerging Markets ETF	2,480	147,758
iShares Core S&P Total US Stock Market ETF	17,190	1,730,002
iShares MSCI EAFE Min Vol Factor ETF	4,130	301,160
iShares MSCI Emerging Markets Min Vol Factor ETF	1,150	71,817
iShares MSCI USA Min Vol Factor ETF	7,840	596,310
SPDR SSGA US Small Cap Low Volatility Index ETF	1,220	138,555

Total Equity		5,068,726

Fixed Income (5.8%)
iShares Core U.S. Aggregate Bond ETF	2,450	273,910
iShares TIPS Bond ETF	340	43,024

Total Fixed Income		316,934

Total Investments in Securities (99.1%) (Cost $3,989,918)		5,385,660
Other Assets Less Liabilities (0.9%)		48,713

Net Assets (100%)		$5,434,373

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,385,660	$—	$—	$5,385,660

Total Assets	$5,385,660	$—	$—	$5,385,660

Total Liabilities	$—	$—	$—	$—

Total	$5,385,660	$—	$—	$5,385,660

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,398,913
Aggregate gross unrealized depreciation	(3,457)

Net unrealized appreciation	$1,395,456

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,990,204

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (98.0%)
Invesco S&P 500 Low Volatility ETF	10,010	$654,154
Invesco S&P Emerging Markets Low Volatility ETF	3,310	83,975
Invesco S&P International Developed Low Volatility ETF	11,020	343,625
Invesco S&P MidCap Low Volatility ETF	6,160	337,938
Invesco S&P SmallCap Low Volatility ETF	3,180	154,389
iShares Core MSCI EAFE ETF	9,540	683,159
iShares Core MSCI Emerging Markets ETF	2,540	151,333
iShares Core S&P Total US Stock Market ETF	19,880	2,000,723
iShares MSCI EAFE Min Vol Factor ETF	4,720	344,182
iShares MSCI Emerging Markets Min Vol Factor ETF	1,280	79,936
iShares MSCI USA Min Vol Factor ETF	8,650	657,919
SPDR SSGA US Small Cap Low Volatility Index ETF	1,420	161,269

Total Equity		5,652,602

Fixed Income (1.1%)
iShares Core U.S. Aggregate Bond ETF	470	52,546
iShares TIPS Bond ETF	70	8,858

Total Fixed Income		61,404

Total Investments in Securities (99.1%) (Cost $4,354,498)		5,714,006
Other Assets Less Liabilities (0.9%)		53,778

Net Assets (100%)		$5,767,784

Glossary:

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,714,006	$—	$—	$5,714,006

Total Assets	$5,714,006	$—	$—	$5,714,006

Total Liabilities	$—	$—	$—	$—

Total	$5,714,006	$—	$—	$5,714,006

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,353,958
Aggregate gross unrealized depreciation	(877)

Net unrealized appreciation	$1,353,081

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,360,925

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.3%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	22,900	$583,950
BCE, Inc.	2,000	104,473
Deutsche Telekom AG (Registered)	14,122	264,657
Nippon Telegraph & Telephone Corp.	8,500	242,235
Singapore Telecommunications Ltd.	67,600	121,862
Swisscom AG (Registered)	571	325,725
Verizon Communications, Inc.	22,600	1,202,998

		2,845,900

Entertainment (0.5%)
Activision Blizzard, Inc.	2,789	220,359
Netflix, Inc.*	971	414,753

		635,112

Interactive Media & Services (3.0%)
Alphabet, Inc., Class A*	1,200	3,247,284
Meta Platforms, Inc., Class A*	3,300	1,033,758
REA Group Ltd.	679	70,501

		4,351,543

Media (0.5%)
Comcast Corp., Class A	10,400	519,896
Quebecor, Inc., Class B	8,300	196,277

		716,173

Wireless Telecommunication Services (0.3%)
KDDI Corp.	7,000	222,424
Rogers Communications, Inc., Class B	4,800	243,446

		465,870

Total Communication Services		9,014,598

Consumer Discretionary (6.8%)
Auto Components (0.2%)
Bridgestone Corp.	4,800	210,722
Cie Generale des Etablissements
Michelin SCA	662	110,799

		321,521

Automobiles (0.7%)
Bayerische Motoren Werke AG	1,098	114,701
Daimler AG (Registered)	2,716	213,796
Honda Motor Co. Ltd.	6,200	182,016
Tesla, Inc.*	123	115,216
Toyota Motor Corp.	23,300	461,041

		1,086,770

Distributors (0.1%)
LKQ Corp.	2,100	115,269
Pool Corp.	200	95,250

		210,519

Hotels, Restaurants & Leisure (0.1%)
Domino’s Pizza, Inc.	200	90,930
Restaurant Brands International, Inc.	1,200	67,120

		158,050

Household Durables (0.8%)
Garmin Ltd.	4,500	559,890
NVR, Inc.*	20	106,544
Panasonic Corp.	8,400	92,278
Sekisui House Ltd.	6,000	121,642
Sony Group Corp.	2,300	256,952

		1,137,306

Internet & Direct Marketing Retail (1.7%)
Amazon.com, Inc.*	800	2,393,176

Leisure Products (0.1%)
Yamaha Corp.	2,300	104,730

Multiline Retail (0.7%)
Dollar General Corp.	2,000	416,960
Target Corp.	1,800	396,774
Wesfarmers Ltd.	5,155	194,196

		1,007,930

Specialty Retail (1.8%)
AutoZone, Inc.*	100	198,635
Home Depot, Inc. (The)	3,200	1,174,336
Lowe’s Cos., Inc.	2,400	569,640
O’Reilly Automotive, Inc.*	200	130,350
TJX Cos., Inc. (The)	4,800	345,456
Tractor Supply Co.	500	109,155

		2,527,572

Textiles, Apparel & Luxury Goods (0.6%)
LVMH Moet Hennessy Louis Vuitton SE	622	511,430
NIKE, Inc., Class B	2,500	370,175

		881,605

Total Consumer Discretionary		9,829,179

Consumer Staples (10.3%)
Beverages (2.6%)
Brown-Forman Corp., Class B	1,700	114,631
Carlsberg A/S, Class B	1,112	179,783
Coca-Cola Co. (The)	21,400	1,305,614
Diageo plc	7,117	358,746
Heineken NV	1,512	162,311
Keurig Dr Pepper, Inc.	5,400	204,930
Monster Beverage Corp.*	800	69,376
PepsiCo, Inc.	7,591	1,317,190
Pernod Ricard SA	493	105,272

		3,817,853

Food & Staples Retailing (1.9%)
Alimentation Couche-Tard, Inc.	2,700	108,900
Costco Wholesale Corp.	1,968	994,096
George Weston Ltd.	1,000	109,051
Kesko OYJ, Class B	2,323	73,637
Koninklijke Ahold Delhaize NV	7,274	235,818
Metro, Inc.	1,800	96,277
Tesco plc	29,714	118,949
Walmart, Inc.	7,000	978,670

		2,715,398

Food Products (2.8%)
Archer-Daniels-Midland Co.	15,300	1,147,500
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	230,230
Danone SA	1,545	96,252
General Mills, Inc.	4,700	322,796
Hershey Co. (The)	1,300	256,191
Kellogg Co.	4,700	296,100
McCormick & Co., Inc. (Non- Voting)	1,200	120,372
Mondelez International, Inc., Class A	10,903	730,828
Nestle SA (Registered)	6,253	805,586

		4,005,855

Household Products (2.2%)
Church & Dwight Co., Inc.	1,500	153,975
Clorox Co. (The)	1,600	268,576
Colgate-Palmolive Co.	9,800	808,010
Kimberly-Clark Corp.	2,600	357,890
Procter & Gamble Co. (The)	9,600	1,540,320

		3,128,771

Personal Products (0.8%)
Beiersdorf AG	872	86,332

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Estee Lauder Cos., Inc. (The), Class A	1,200	$374,148
Kao Corp.	2,600	130,097
L’Oreal SA	776	332,185
Unilever plc (Cboe Europe)	4,078	207,066
Unilever plc (London Stock Exchange)	1,300	66,093

		1,195,921

Total Consumer Staples		14,863,798

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Enbridge, Inc.	11,300	477,727
TC Energy Corp.	2,300	118,768

Total Energy		596,495

Financials (18.5%)
Banks (6.1%)
Banco Bilbao Vizcaya Argentaria SA	16,776	106,777
Bank Hapoalim BM	25,374	263,078
Bank Leumi Le-Israel BM	10,549	112,996
Bank of Montreal	2,900	328,248
Bank of Nova Scotia (The)	14,700	1,058,830
Canadian Imperial Bank of Commerce	3,800	477,171
Commonwealth Bank of Australia	1,326	88,220
DBS Group Holdings Ltd.	11,000	288,161
Hang Seng Bank Ltd.	4,100	81,026
Israel Discount Bank Ltd., Class A	31,153	208,663
Japan Post Bank Co. Ltd.	21,900	215,715
JPMorgan Chase & Co.	3,600	534,960
Mitsubishi UFJ Financial Group, Inc.	48,200	291,365
Mizuho Financial Group, Inc.	28,360	382,683
National Bank of Canada	4,100	328,026
Oversea-Chinese Banking Corp. Ltd.	22,500	208,375
PNC Financial Services Group, Inc. (The)	700	144,193
Regions Financial Corp.	5,900	135,346
Royal Bank of Canada	9,700	1,105,944
Shizuoka Bank Ltd. (The)	21,900	171,898
Sumitomo Mitsui Financial Group, Inc.	10,000	359,148
Sumitomo Mitsui Trust Holdings, Inc.	10,700	371,013
Svenska Handelsbanken AB, Class A	12,505	132,957
Toronto-Dominion Bank (The)	14,300	1,145,328
United Overseas Bank Ltd.	9,800	217,930

		8,758,051

Capital Markets (4.0%)
Ameriprise Financial, Inc.	400	121,724
ASX Ltd.	2,525	150,225
Bank of New York Mellon Corp. (The)	4,300	254,818
BlackRock, Inc.	1,200	987,528
Brookfield Asset Management, Inc., Class A	1,900	104,630
CME Group, Inc.	900	206,550
Daiwa Securities Group, Inc.	40,500	244,116
Deutsche Boerse AG	2,051	362,175
FactSet Research Systems, Inc.	300	126,567
Hong Kong Exchanges & Clearing Ltd.	1,500	84,656
Intercontinental Exchange, Inc.	4,700	595,302
Moody’s Corp.	1,200	411,600
MSCI, Inc.	700	375,284
Nasdaq, Inc.	600	107,526
Northern Trust Corp.	800	93,312
S&P Global, Inc.	2,100	871,962
Singapore Exchange Ltd.	13,600	93,921
T. Rowe Price Group, Inc.	2,100	324,303
TMX Group Ltd.	1,900	193,281

		5,709,480

Consumer Finance (0.6%)
American Express Co.	3,300	593,406
Capital One Financial Corp.	2,100	308,133

		901,539

Diversified Financial Services (1.3%)
Berkshire Hathaway, Inc., Class B*	5,900	1,846,818

Insurance (6.5%)
Admiral Group plc	5,511	234,041
Aflac, Inc.	4,600	288,972
Ageas SA	1,833	88,182
Allianz SE (Registered)	2,417	619,038
Allstate Corp. (The)	1,900	229,273
American International Group, Inc.	5,400	311,850
Aon plc, Class A	1,800	497,592
Arthur J Gallagher & Co.	2,000	315,880
Assicurazioni Generali SpA	20,746	435,417
Brown & Brown, Inc.	1,700	112,676
Chubb Ltd.	1,900	374,832
Cincinnati Financial Corp.	800	94,264
Gjensidige Forsikring ASA	4,392	107,151
Great-West Lifeco, Inc.	2,700	84,346
Hartford Financial Services Group, Inc. (The)	1,300	93,431
iA Financial Corp., Inc.	1,900	123,627
Intact Financial Corp.	1,800	243,885
Legal & General Group plc	21,533	84,006
Loews Corp.	1,700	101,422
Manulife Financial Corp.	23,400	487,274
Markel Corp.*	80	98,619
Marsh & McLennan Cos., Inc.	4,600	706,744
MS&AD Insurance Group Holdings, Inc.	8,500	291,780
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	660	207,000
NN Group NV	2,562	143,555
Poste Italiane SpA(m)	10,421	139,285
Power Corp. of Canada	3,400	109,290
Sampo OYJ, Class A	1,600	79,527
Sompo Holdings, Inc.	5,000	233,947
Sun Life Financial, Inc.	8,000	453,070
Swiss Re AG	1,961	212,817
Tokio Marine Holdings, Inc.	3,500	209,125
Travelers Cos., Inc. (The)	6,000	997,080
Willis Towers Watson plc	500	116,980
Zurich Insurance Group AG	1,022	488,013

		9,413,991

Total Financials		26,629,879

Health Care (11.4%)
Biotechnology (0.5%)
Amgen, Inc.	1,206	273,931
CSL Ltd.	795	147,642
Gilead Sciences, Inc.	1,700	116,756
Regeneron Pharmaceuticals, Inc.*	300	182,577

		720,906

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	6,800	866,728
Baxter International, Inc.	2,400	205,056
Becton Dickinson and Co.	1,300	330,382

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Boston Scientific Corp.*	2,300	$98,670
Cooper Cos., Inc. (The)	200	79,660
Edwards Lifesciences Corp.*	3,400	371,280
Hoya Corp.	1,000	129,493
IDEXX Laboratories, Inc.*	562	285,103
Intuitive Surgical, Inc.*	1,218	346,131
Medtronic plc	8,200	848,618
ResMed, Inc.	600	137,160
Stryker Corp.	1,700	421,685
Terumo Corp.	2,100	76,763

		4,196,729

Health Care Providers & Services (2.0%)
Anthem, Inc.	1,100	485,089
Cigna Corp.	1,100	253,506
HCA Healthcare, Inc.	1,200	288,060
Laboratory Corp. of America Holdings*	700	189,952
McKesson Corp.	700	179,704
Quest Diagnostics, Inc.	700	94,514
Sonic Healthcare Ltd.	5,021	134,241
UnitedHealth Group, Inc.	2,500	1,181,425

		2,806,491

Life Sciences Tools & Services (2.0%)
Agilent Technologies, Inc.	3,500	487,620
Danaher Corp.	2,800	800,212
Mettler-Toledo International, Inc.* .	200	294,536
Thermo Fisher Scientific, Inc.	1,700	988,210
Waters Corp.*	300	96,036
West Pharmaceutical Services, Inc.	400	157,288

		2,823,902

Pharmaceuticals (4.0%)
Astellas Pharma, Inc.	7,500	120,666
Eli Lilly and Co.	2,400	588,936
GlaxoSmithKline plc	11,219	248,277
Johnson & Johnson	8,800	1,516,152
Merck & Co., Inc.	10,300	839,244
Merck KGaA	924	201,424
Novartis AG (Registered)	1,639	142,500
Novo Nordisk A/S, Class B	4,065	406,941
Pfizer, Inc.	5,100	268,719
Roche Holding AG	1,291	499,186
Sanofi	1,405	146,052
Shionogi & Co. Ltd.	1,800	101,219
Zoetis, Inc.	3,700	739,223

		5,818,539

Total Health Care		16,366,567

Industrials (16.3%)
Aerospace & Defense (1.3%)
General Dynamics Corp.	3,100	657,510
Lockheed Martin Corp.	2,200	856,086
Northrop Grumman Corp.	1,100	406,890

		1,920,486

Air Freight & Logistics (1.2%)
Deutsche Post AG (Registered)	4,680	278,889
Expeditors International of Washington, Inc.	7,800	892,944
SG Holdings Co. Ltd.	4,300	91,513
United Parcel Service, Inc., Class B	1,900	384,199
Yamato Holdings Co. Ltd.	3,000	64,011

		1,711,556

Building Products (1.3%)
Allegion plc	4,000	490,920
Assa Abloy AB, Class B	6,231	170,707
Daikin Industries Ltd.	1,000	210,096
Geberit AG (Registered)	249	169,233
Johnson Controls International plc	3,200	232,544
Lennox International, Inc.	300	85,086
Nibe Industrier AB, Class B	7,585	71,838
Trane Technologies plc	2,600	450,060

		1,880,484

Commercial Services & Supplies (0.6%)
Brambles Ltd.	14,150	97,392
Cintas Corp.	500	195,765
Copart, Inc.*	800	103,400
Secom Co. Ltd.	2,500	176,708
Waste Management, Inc.	1,700	255,748

		829,013

Construction & Engineering (0.2%)
Skanska AB, Class B	5,073	124,045
WSP Global, Inc.	900	120,010

		244,055

Electrical Equipment (1.8%)
AMETEK, Inc.	500	68,385
Eaton Corp. plc	4,900	776,307
Emerson Electric Co.	9,600	882,720
Legrand SA	708	72,052
Rockwell Automation, Inc.	1,300	375,986
Schneider Electric SE	2,328	395,743

		2,571,193

Industrial Conglomerates (1.5%)
3M Co.	8,700	1,444,374
Honeywell International, Inc.	1,900	388,512
Siemens AG (Registered)	2,011	316,193

		2,149,079

Machinery (3.6%)
Atlas Copco AB, Class A	8,920	524,258
Caterpillar, Inc.	1,800	362,808
Cummins, Inc.	1,000	220,880
Deere & Co.	1,300	489,320
Dover Corp.	2,600	441,766
Epiroc AB, Class A	4,626	98,329
FANUC Corp.	400	79,156
IDEX Corp.	500	107,720
Illinois Tool Works, Inc.	5,700	1,333,344
Knorr-Bremse AG	1,509	152,229
Kone OYJ, Class B	2,205	143,355
PACCAR, Inc.	1,100	102,289
Parker-Hannifin Corp.	300	93,003
Pentair plc	5,900	375,830
Sandvik AB	4,776	125,616
SKF AB, Class B	5,578	122,609
Snap-on, Inc.	1,600	333,200
Volvo AB, Class B	4,790	108,011

		5,213,723

Marine (0.1%)
Kuehne + Nagel International AG (Registered)	464	131,496

Professional Services (1.1%)
Experian plc	2,134	89,123
Jacobs Engineering Group, Inc.	500	65,090
Recruit Holdings Co. Ltd.	2,100	103,550
Robert Half International, Inc.	1,000	113,260
SGS SA (Registered)	49	139,734
Teleperformance	337	126,977
TransUnion	1,000	103,120
Verisk Analytics, Inc.	1,600	313,808
Wolters Kluwer NV	4,825	491,571

		1,546,233

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (1.9%)
Canadian National Railway Co.	5,900	$719,102
Canadian Pacific Railway Ltd.	4,100	293,320
CSX Corp.	6,770	231,670
Norfolk Southern Corp.	1,200	326,388
Old Dominion Freight Line, Inc.	2,100	634,053
Union Pacific Corp.	2,100	513,555

		2,718,088

Trading Companies & Distributors (1.7%)
Brenntag SE	1,977	168,158
Fastenal Co.	13,905	788,135
Ferguson plc	473	74,457
ITOCHU Corp.	13,500	433,650
Mitsubishi Corp.	8,500	288,568
Mitsui & Co. Ltd.	9,500	237,662
Toromont Industries Ltd.	1,300	109,725
Toyota Tsusho Corp.	4,400	178,614
WW Grainger, Inc.	400	198,044

		2,477,013

Total Industrials		23,392,419

Information Technology (19.2%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	14,794	823,582
Motorola Solutions, Inc.	1,400	324,716
Telefonaktiebolaget LM Ericsson, Class B	11,920	147,939

		1,296,237

Electronic Equipment, Instruments & Components (1.4%)
Amphenol Corp., Class A	8,700	692,433
Azbil Corp.	2,000	78,766
CDW Corp.	3,400	642,770
Keyence Corp.	200	102,852
Keysight Technologies, Inc.*	600	101,292
Murata Manufacturing Co. Ltd.	1,400	104,990
Omron Corp.	1,100	80,379
Trimble, Inc.*	900	64,944
Zebra Technologies Corp., Class A*	200	101,824

		1,970,250

IT Services (3.8%)
Accenture plc, Class A	2,900	1,025,382
Automatic Data Processing, Inc.	4,011	826,948
Broadridge Financial Solutions, Inc.	700	111,454
CGI, Inc.*	1,100	93,917
EPAM Systems, Inc.*	200	95,228
Fidelity National Information Services, Inc.	900	107,928
Fiserv, Inc.*	2,300	243,110
Fujitsu Ltd.	900	118,705
Gartner, Inc.*	400	117,556
Mastercard, Inc., Class A	1,900	734,122
Nomura Research Institute Ltd.	1,700	59,813
Paychex, Inc.	2,859	336,676
PayPal Holdings, Inc.*	1,507	259,114
VeriSign, Inc.*	500	108,590
Visa, Inc., Class A	5,200	1,176,084

		5,414,627

Semiconductors & Semiconductor Equipment (2.5%)
Applied Materials, Inc.	2,500	345,450
ASML Holding NV	835	571,141
Intel Corp.	11,802	576,174
KLA Corp.	500	194,635
QUALCOMM, Inc.	2,200	386,672
Texas Instruments, Inc.	8,367	1,501,793

		3,575,865

Software (5.9%)
Adobe, Inc.*	1,500	801,450
ANSYS, Inc.*	330	112,203
Cadence Design Systems, Inc.*	1,400	212,996
Constellation Software, Inc.	100	172,234
Intuit, Inc.	1,275	707,918
Microsoft Corp.	14,510	4,512,320
Nice Ltd.*	355	90,984
Open Text Corp.	2,300	110,083
Oracle Corp.	11,600	941,456
SAP SE	3,430	424,669
ServiceNow, Inc.*	200	117,156
Synopsys, Inc.*	1,000	310,500

		8,513,969

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	33,704	5,890,785
Canon, Inc.	10,500	247,962
FUJIFILM Holdings Corp.	3,700	247,698
HP, Inc.	7,000	257,110
NetApp, Inc.	1,400	121,114

		6,764,669

Total Information Technology		27,535,617

Materials (3.1%)
Chemicals (2.1%)
BASF SE	4,565	346,689
Corteva, Inc.	2,900	139,432
Covestro AG(m)	2,117	125,879
Ecolab, Inc.	2,900	549,405
Givaudan SA (Registered)	84	348,470
Koninklijke DSM NV	2,176	409,826
Sherwin-Williams Co. (The)	2,200	630,322
Sika AG (Registered)	505	176,749
Symrise AG	844	100,704
Yara International ASA	2,537	130,398

		2,957,874

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	200	77,824

Containers & Packaging (0.2%)
Avery Dennison Corp.	500	102,710
Ball Corp.	1,900	184,490

		287,200

Metals & Mining (0.7%)
BHP Group Ltd.	7,744	248,536
Franco-Nevada Corp.	1,200	158,662
Newcrest Mining Ltd.	6,414	98,701
Rio Tinto Ltd.	2,153	170,958
Rio Tinto plc	3,125	220,154
Wheaton Precious Metals Corp.	4,100	165,303

		1,062,314

Total Materials		4,385,212

Real Estate (2.7%)
Equity Real Estate Investment Trusts (REITs) (2.5%)
American Tower Corp. (REIT)	3,100	779,650
AvalonBay Communities, Inc. (REIT)	700	170,961
Crown Castle International Corp. (REIT)	2,400	438,024
Dexus (REIT)	25,034	183,145
Digital Realty Trust, Inc. (REIT)	600	89,538
Duke Realty Corp. (REIT)	3,100	179,118
Equity LifeStyle Properties, Inc. (REIT)	1,000	78,290
Equity Residential (REIT)	1,400	124,222

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
Goodman Group (REIT)	7,429	$122,576
Mid-America Apartment
Communities, Inc. (REIT)	900	186,012
Nippon Building Fund, Inc. (REIT)	17	98,326
Nippon Prologis REIT, Inc. (REIT)	27	84,286
Nomura Real Estate Master Fund, Inc. (REIT)	62	85,904
Prologis, Inc. (REIT)	3,300	517,506
Public Storage (REIT)	1,000	358,530
Realty Income Corp. (REIT)	2,000	138,820

		3,634,908

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	1,100	111,474
Swiss Prime Site AG (Registered)	1,335	131,913

		243,387

Total Real Estate		3,878,295

Utilities (3.0%)
Electric Utilities (1.3%)
EDP - Energias de Portugal SA	19,174	98,433
Enel SpA	46,107	353,489
Eversource Energy	6,900	617,481
Iberdrola SA	32,488	375,295
Power Assets Holdings Ltd.	15,500	95,341
Red Electrica Corp. SA	5,446	109,897
Terna - Rete Elettrica Nazionale	28,874	226,184

		1,876,120

Gas Utilities (0.3%)
Atmos Energy Corp.	1,600	171,552
Osaka Gas Co. Ltd.	5,500	93,491
Snam SpA	32,906	183,787

		448,830

Multi-Utilities (1.1%)
CMS Energy Corp.	2,600	167,388
Consolidated Edison, Inc.	5,600	484,120
E.ON SE	15,141	207,931
National Grid plc	11,977	174,993
Sempra Energy	3,000	414,480
WEC Energy Group, Inc.	1,700	164,968

		1,613,880

Water Utilities (0.3%)
American Water Works Co., Inc.	2,100	337,680

Total Utilities		4,276,510

Total Common Stocks (98.0%) (Cost $126,892,619)		140,768,569

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, IM Shares	1,125,905	1,126,355

Total Short-Term Investment (0.8%) (Cost $1,126,355)		1,126,355

Total Investments in Securities (98.8%) (Cost $128,018,974)		141,894,924
Other Assets Less Liabilities (1.2%)		1,654,378

Net Assets (100%)		$143,549,302

*	Non-income producing.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At January 31, 2022, the market value of these securities amounted to $265,164 or 0.2% of net assets.

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	1.3%
Belgium	0.1
Brazil	0.2
Canada	6.6
Denmark	0.4
Finland	0.2
France	1.0
Germany	2.9
Hong Kong	0.2
Israel	0.5
Italy	0.9
Japan	5.9
Netherlands	1.4
Norway	0.1
Portugal	0.1
Singapore	0.7
Spain	0.4
Sweden	1.1
Switzerland	2.5
United Kingdom	1.1
United States	71.2
Cash and Other	1.2

100.0%

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$7,767,194	$1,247,404	$—	$9,014,598
Consumer Discretionary	7,254,876	2,574,303	—	9,829,179
Consumer Staples	11,675,441	3,188,357	—	14,863,798
Energy	596,495	—	—	596,495
Financials	18,621,897	8,007,982	—	26,629,879
Health Care	14,012,163	2,354,404	—	16,366,567
Industrials	17,336,876	6,055,543	—	23,392,419
Information Technology	25,259,719	2,275,898	—	27,535,617
Materials	2,008,148	2,377,064	—	4,385,212
Real Estate	3,172,145	706,150	—	3,878,295
Utilities	2,357,669	1,918,841	—	4,276,510
Short-Term Investment
Investment Company	1,126,355	—	—	1,126,355

Total Assets	$111,188,978	$30,705,946	$—	$141,894,924

Total Liabilities	$—	$—	$—	$—

Total	$111,188,978	$30,705,946	$—	$141,894,924

See Notes to Portfolio of Investments.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

January 31, 2022 (Unaudited)

As of January 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,323,637
Aggregate gross unrealized depreciation	(2,725,988)

Net unrealized appreciation	$13,597,649

Federal income tax cost of investments in securities and derivative instruments, if applicable	$128,297,275

See Notes to Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for each series (each, a “Fund” and collectively, the “Funds”) of the 1290 Funds (the “Trust”). The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of January 31, 2022, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments.

1290 FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2022 (Unaudited)

For more information on each Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to a Fund’s most recent semi-annual or annual report.